As filed with the Securities and Exchange Commission on November 9, 2026

File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 449	☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 450	☒

(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC 27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

Paracorp Inc.

2140 South Dupont Hwy., Camden, DE 19934

(Name and Address of Agent for Service)

With Copies to:

Terrence Davis, Esq. & Tanya Boyle, Esq

DLA Piper LLP

1201 West Peachtree Street

Suite 2900

Atlanta, GA 30309-3449

As soon as practicable after the Effective Date of this Registration Statement

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective: (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☒ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Matisse Funds

PROSPECTUS
[____], 2027

This prospectus contains information about the Matisse Funds that you should know before investing. You should read this prospectus carefully, before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-800-773-3863.

Investment Advisor Deschutes Portfolio Strategy, LLC dba Matisse Capital 15350 SW Sequoia Parkway, Suite 260 Portland, Oregon 97224

Matisse Discounted Closed-End Fund Strategy ETF ETF Class Shares [TICKER 1]
Matisse Discounted Bond CEF Strategy ETF ETF Class Shares [TICKER 2]

ETF Class Shares of the Funds are listed and traded on [EXCHANGE] (“Exchange”)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY

MATISSE DISCOUNTED CLOSED-END FUND STRATEGY ETF

INVESTMENT OBJECTIVE

The Matisse Discounted Closed-End Fund Strategy ETF (the “Fund”) seeks long-term capital appreciation and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell ETF Class shares of the Fund (“Shares” or “ETF Class Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)	ETF Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Redemption Fee (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	ETF Class
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.47%
Interest Expenses from Borrowing	0.03%
Acquired Fund Fees and Expenses[1]	1.70%
Total Annual Fund Operating Expenses	3.15%

1. “Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your ETF Class Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$318	$971	$1,649	$3,457

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2026, the Fund’s portfolio turnover rate was 31.38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that seeks to achieve its investment objectives principally through investments in unaffiliated closed-end funds that typically trade at substantial discounts relative to their underlying net asset values and pay regular periodic cash distributions. The closed-end funds in the Fund’s portfolio can invest in a variety of asset classes, including both equity and fixed income securities. The Advisor believes this approach is capable of generating long-term capital appreciation and income, and typically results in a balanced Fund portfolio.

As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in discounted closed-end funds. For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor’s determination, the fund’s market value is less than the value of its underlying portfolio. This policy may be changed without shareholder approval upon 60-days’ prior notice to shareholders. In addition, the closed-end funds may be domestic or foreign for purposes of this policy.

Grounded in academic research, the Advisor firmly believes the closed-end fund market is highly inefficient. It is the Advisor’s conviction that closed-end fund discounts display strong (and highly predictable) mean reverting tendencies (the discounts fluctuate around a long-term average discount), and it employs an investment strategy that seeks to take advantage of this concept. In evaluating closed-end funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a closed-end fund will increase or decrease in the future. The process is highly quantitative, and model inputs include information about the closed-end fund’s discount (absolute, relative, quintile, patterns, and volatility), yield, distribution history, management team, expenses, underlying portfolio investments, balance sheets, liquidity, activist involvement, and historical pricing. The Advisor then builds a portfolio of closed-end funds that, in its opinion, are the most attractively discounted and most likely to see their discounts close (narrow) in the future. An analysis based on the same process determines when a closed-end fund should be sold. The Advisor determines to sell a closed-end fund when, in its opinion, it becomes less attractively discounted and less likely to see its discount close (narrow) in the future.

The Advisor’s investment strategy seeks to capture total return potential from the following sources:

1.	NAV Movement and Base Income (Traditional) – investors can benefit when the underlying portfolio of a closed-end fund appreciates in value, and any cash distributions paid out add to total return.

2.	Closed-End Fund Discount Movement (Enhanced) – unique to closed-end funds, investors benefit when a closed-end fund’s discount closes relative to its net asset value, creating capital appreciation potential.

3.	Excess Income Due to Discount (Enhanced) – regardless of discount level, closed-end funds pay out distributions at-NAV, so discounts amplify the income level one receives.

Closed-end funds are investment companies that, unlike an open-end mutual fund, do not typically issue redeemable shares. Instead, a fixed number of shares trade on a secondary market, such as the New York Stock Exchange or the NASDAQ Stock Market. The shares of closed-end funds frequently trade at either a premium or discount relative to their underlying net asset values. The Fund will invest in closed-end funds that are trading at substantial discounts relative to the underlying net asset values and that the Advisor feels are best positioned to narrow the spread between the underlying net asset value of the fund and the share price. A closed-end fund is considered to be trading at a substantial discount when, in the Advisor’s determination, the fund’s market value is significantly less than the value of its underlying portfolio. The Advisor believes that these investments will allow the Fund to profit from the capital appreciation achieved when such spreads decrease and the market prices of the shares move closer to the net asset values, as well as from the capital appreciation achieved when general market conditions increase share prices, and the income generated from closed-end fund distributions.

The Advisor intends to construct a diversified portfolio that generates regular cash income. Under normal market conditions, the Fund’s portfolio will hold shares of approximately 30 to 90 unaffiliated closed-end funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments. The closed-end funds in which the Fund invests may hold either equity securities or fixed income securities. In addition, the closed-end funds: may invest in foreign securities and American Depository Receipts (ADRs); may invest in derivative instruments; and may utilize leverage to acquire their underlying portfolio investments.

The Fund’s direct investments may be in both domestic and foreign securities. (The Advisor deems a security to be foreign if a U.S. market is not the principal trading market.) Foreign securities held by the Fund will principally be closed-end funds listed and traded in Canada and the United Kingdom. Such investments will be selected for investment and sold using the same proprietary research process for domestic closed-end funds, although with adjustments for local practices and regulations. Investments in foreign securities may be made directly in foreign markets, including emerging markets, as well as indirectly through other investment companies and ADRs. To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs organized independently of the issuers.

Based upon the Advisor’s view of available investment opportunities, as well as for cash management purposes, the Fund’s portfolio will also include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses. Under normal circumstances, the Fund may hold up to 20% of net assets, plus borrowings for investment purposes, in cash and cash equivalents. This portion of the Fund’s portfolio will principally be invested in money market mutual funds.

To take advantage of opportunities to invest, the Fund may borrow money for investment purposes (leverage). Any borrowing by the Fund will be subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), and relevant interpretive positions of the staff of the Securities and Exchange Commission (the “SEC”), which presently allow the Fund to borrow (including pledging, mortgaging or hypothecating assets) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

Principal Risks of Investing in the Fund

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Closed-End Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their net asset value. When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment. Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price. If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified. The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return. Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund’s actual interest income and capital gains. Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund’s net asset value and its earnings capacity. Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds. Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.

Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including closed-end funds and money market mutual funds. Investments in other funds subject the Fund to additional operating and management fees and expenses. For instance, investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund’s performance depends in part upon the performance of the funds’ investment advisor, the strategies and instruments used by the funds, and the Advisor's ability to select funds and effectively allocate Fund assets among them.

Control of Closed-End Funds Risk. Although the Fund and the Advisor will evaluate regularly each closed-end fund in which the Fund invests to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a closed-end fund. The investment advisor to each closed-end fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Fixed Income Securities Risk.  When the closed-end funds invest in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Investment Risk. An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your Shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Equity Securities Risk. Fluctuations in the value of equity securities held by the closed-end funds will cause the NAV of the Fund to fluctuate. Equity securities may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, equity securities have experienced significantly more volatility in returns than other asset classes.

Foreign Securities Risk. The Fund may invest in foreign securities. Foreign securities involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than investments in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

○	ADR Risk. ADRs may be subject to some of the same risks as direct investments in foreign companies, which includes international trade, currency, political, regulatory, and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund's investment program will be successful.  Investors should carefully review the descriptions of the Fund's investments and their risks described in this prospectus and the Fund’s Statement of Additional Information.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The portfolio managers’ experience is discussed in the section of this prospectus entitled “Management of the Fund – Investment Advisor.”

Quantitative Model Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Leverage Risk. The Fund may leverage or borrow money from banks to buy securities and pledge its assets in connection with the borrowing. The use of leverage tends to magnify increases and decreases in the Fund’s returns and leads to a more volatile share price. The Fund will also incur borrowing costs in connection with its use of leverage. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Leveraging by both the Fund and the underlying closed-end funds, which often employ leverage, will expose the Fund to a relatively high level of leveraging risk. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Loans Risk. Investments in loans may subject the Fund to heightened credit risks because loans may be highly leveraged and susceptible to the risks of interest deferral, default, and/or bankruptcy.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Money Market Mutual Fund Risk. The Fund may invest in money market mutual funds in order to manage its cash component. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares. Any absence of an active trading market, in turn, lead to a heightened risk of a difference between the market price of the Fund’s shares and the value of the shares, which would be reflected in a wider bid-ask spread.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV and the bid-ask spread could widen.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

▪	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

▪	The market price for the Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

▪	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION

The following bar chart and tables provide an indication of the risks of investing in Institutional Class shares the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. As of December 31, 2025, the ETF Class shares of the Fund had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Fund’'s Institutional Class shares, a mutual fund class of shares of the Fund not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses. Updated performance information is available online at https://fundinfopages.com/[TICKER 1].

Institutional Class Shares

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 19.86% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -37.13% (quarter ended March 31, 2020). The Fund’s year-to-date return as of June 30, 2026, was
6.54%. [TO BE UPDATED BY AMENDMENT]

Average Annual Total Returns
Periods Ended December 31, 2025 (returns with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception[1]
Institutional Class Shares
Before taxes After Taxes on Distributions After Taxes on Distributions and Sale of Shares	28.03% 23.10% 17.27%	15.96% 10.98% 10.80%	12.16% 8.47% 8.44%	9.74% 6.20% 6.32%
Morningstar Global Allocation Index	16.68%	6.03%	7.88%	7.27%
S-Network Composite Closed-End Fund Total Return Index	13.04%	6.35%	7.88%	6.69%
First Trust Composite Closed-End Fund Index	14.64%	6.25%	7.48%	6.03%

1.The Institutional Class Shares commenced operations on October 31, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

MANAGEMENT

Investment Advisor. The Fund’s investment advisor is Deschutes Portfolio Strategy, LLC, dba Matisse Capital.

Portfolio Managers. The Fund’s portfolio is managed on a day-to-day basis by Bryn Torkelson, (president and chief investment officer of the Advisor), Eric Boughton, CFA (chief analyst of the Advisor), and Joe Torkelson, MAC (vice president of investor relations). Mr. Bryn Torkelson and Mr. Boughton who have each served as a portfolio manager since the Fund’s inception in October 2012. Mr. Joe Torkelson has served as a portfolio manager of the Fund since August, 2026.

For more information about Purchase and Sale of Shares, Tax Information, and Financial Intermediary Compensation, please turn to page [__] of the Prospectus.

MATISSE DISCOUNTED BOND CEF STRATEGY ETF

INVESTMENT OBJECTIVE

The Matisse Discounted Bond CEF Strategy ETF (the “Fund”) seeks total return with an emphasis on providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell sell ETF Class shares of the Fund (“Shares” or “ETF Class Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)	ETF Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Redemption Fee (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	ETF Class
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.47%
Acquired Fund Fees and Expenses[1]	1.29%
Total Annual Fund Operating Expenses	2.41%

1. “Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements because the financial statements include the direct operating expenses incurred by the Fund.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$244	$751	$1,285	$2,746

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended March 31, 2026, the Fund’s portfolio turnover rate was 62.71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The closed-end funds in the Fund’s portfolio invest primarily in bonds, trade at substantial discounts relative to their underlying net asset values (“NAVs”) and pay regular periodic cash distributions. The Advisor believes this approach is capable of generating high total return and attractive income relative to many other fixed income investments.

As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in discounted closed-end funds that primarily invest in bonds.  For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor's determination, the closed-end fund’s market value is less than the value of its underlying portfolio, and a closed-end fund is considered to invest primarily in bonds when, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, are invested in bonds. This policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

Grounded in academic research, the Advisor firmly believes the closed-end fund market is highly inefficient. It is the Advisor’s conviction that closed-end fund discounts display strong (and highly predictable) mean reverting tendencies (the discounts fluctuate around a long-term average discount), and it employs an investment strategy that seeks to take advantage of this concept as it relates to the bond markets specifically. In evaluating bond closed-end funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a bond closed-end fund will increase or decrease in the future. The process is highly quantitative and model inputs include information about the bond closed-end fund’s discount (absolute, relative, quintile, patterns, and volatility), yield, distribution history, management team, expenses, underlying portfolio investments, balance sheets, liquidity, activist involvement, and historical pricing. The Advisor then builds a portfolio of bond closed-end funds that, in its opinion, are the most attractively discounted and most likely to see their discounts close (narrow) in the future. An analysis based on the same process determines when a bond closed-end fund should be sold. The Advisor determines to sell a closed-end fund when, in its opinion, it becomes less attractively discounted and less likely to see its discount close (narrow) in the future.

The Advisor’s investment strategy seeks to capture total return potential from the following sources:

1.	NAV Movement and Base Income (Traditional) – investors can benefit when the underlying portfolio of a closed-end fund appreciates in value, and any cash distributions paid out add to total return.

2.	Closed-End Fund Discount Movement (Enhanced) – unique to closed-end funds, investors benefit when a closed-end fund’s discount closes relative to its net asset value, creating capital appreciation potential.

3.	Excess Income Due to Discount (Enhanced) – regardless of discount level, closed-end funds pay out distributions at-NAV, so discounts amplify the income level you receive.

The Advisor intends to construct a diversified portfolio that generates regular income.  Under normal market conditions, the Fund's portfolio will hold Shares of approximately 30 to 90 closed-end funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments.  Each closed-end fund will hold primarily bonds. The bonds held by the closed-end funds may be below investment grade (also known as “junk” bonds) but will typically be rated B or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc., or Fitch, Inc. and may be of any maturity or duration. There is no limit to the amount of the Fund’s assets that may be invested in below investment grade bonds through its investments in closed-end funds. While the Advisor generally expects a majority of the Fund’s assets to be invested in investment grade bonds (rated BBB or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc., or Fitch, Inc.), when discounts are attractive, up to two-thirds of the portfolio may be invested in below-investment grade bonds through its investments in closed-end funds. In addition, the closed-end funds will invest in loans, preferred securities, convertible securities, foreign income securities, and derivative instruments for both investment and hedging purposes, and will utilize leverage to acquire their underlying portfolio investments.

The Fund's direct investments will be exclusively in US-traded and US-registered securities; however, the closed-end funds will own foreign-registered and foreign-traded securities.

Under normal circumstances, the Fund may hold up to 20% of its net assets in cash or cash equivalents. Cash equivalents, which can include money market funds, are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Based upon the Advisor's view of available investment opportunities, as well as for cash management purposes, the Fund's portfolio will include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses.  The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

To take advantage of opportunities to invest, the Fund may borrow money for investment purposes (leverage). Any borrowing by the Fund will be subject to the limitations set forth in Act, and relevant interpretive positions of the staff of the U.S. Securities and Exchange Commission (the “SEC”), which presently allows the Fund to borrow (including pledging, mortgaging, or hypothecating assets) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

Principal Risks of Investing in the Fund

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and ability to meet its investment objectives.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The following describes the risks the Fund bears directly or indirectly through investments in closed-end funds.

Closed-End Fund Risk.  Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their NAV. When the Fund purchases shares of a closed-end fund at a discount to its NAV, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment.  Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price.  If a closed-end fund uses leverage, increases and decreases in the value of its share price will be magnified.  The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return.  Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund's actual interest income and capital gains.  Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund's NAV and its earnings capacity.  Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds.  Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.

Fund of Funds Risk.  The Fund is a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including closed-end funds and money market mutual funds.  Investments in other funds subject the Fund to additional operating and management fees and expenses.  For instance, investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the funds' investment advisor, the strategies and instruments used by the funds, and the Advisor's ability to select funds and effectively allocate Fund assets among them.

Control of Closed-End Funds Risk.  Although the Fund and the Advisor will evaluate regularly each closed-end fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a closed-end fund.  The investment advisor to each closed-end fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Fixed Income Securities Risk.  When the closed-end funds in the Fund’s portfolio invest in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk. There is a risk that issuers will not make payments on fixed income securities held by the closed-end funds, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the closed-end funds may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.

Interest Rate Risk. Interest rate risk is the risk that fixed income prices overall will decline over short or even long periods of time due to rising interest rates. Securities with longer maturities and durations tend to be more sensitive to interest rates than securities with shorter maturities and durations. For example, (a) if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity and (b) the price of a portfolio with a duration of 5 years would be expected to fall approximately 5.0% if interest rates rose by 1.0% and a portfolio with a duration of 2 years would be expected to fall approximately 2.0% if interest rates rose by 1.0%.

Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a closed-end fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Prepayment Risk. During periods of declining interest rates, prepayment of debt securities usually accelerates. Prepayment may shorten the effective maturities of these securities, reducing their yield and market value, and the closed-end funds may have to reinvest at a lower interest rate.

Derivatives Risk. The Fund may invest indirectly in derivatives through its investments in shares of the closed-end funds. The closed-end funds may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Investment Risk. An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities described below.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Equity Securities Risk. Fluctuations in the value of equity securities held by the closed-end funds will cause the NAV of the Fund to fluctuate. Equity securities may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, equity securities have experienced significantly more volatility in returns than other asset classes.

○	Preferred Stock Risks. Generally, preferred stockholders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued) and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer will default and fail to make scheduled dividend payments on the preferred stock held by the closed-end funds.

Foreign Securities Risk.  The Fund may invest indirectly in foreign securities through its investments in shares of closed-end funds.  Foreign securities involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than investments in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund's investment program will be successful.  Investors should carefully review the descriptions of the Fund's investments and their risks described in this prospectus and the Fund’s Statement of Additional Information.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."

Quantitative Model Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Leverage Risk.  The Fund may leverage or borrow money from banks to buy securities and pledge its assets in connection with the borrowing. Use of leverage tends to magnify increases and decreases in the Fund’s returns and leads to a more volatile share price. The Fund will also incur borrowing costs in connection with its use of leverage. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Leveraging by both the Fund and the underlying closed-end funds, which often employ leverage, will expose the Fund to a relatively high level of leverage risk. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Loans Risk. Investments in loans may subject the Fund to heightened credit risks because loans may be highly leveraged and susceptible to the risks of interest deferral, default, and/or bankruptcy.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.

Money Market Mutual Fund Risk.  The Fund may invest in money market mutual funds in order to manage its cash component.  An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund's investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares. Any absence of an active trading market, in turn, lead to a heightened risk of a difference between the market price of the Fund’s shares and the value of the shares, which would be reflected in a wider bid-ask spread.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV and the bid-ask spread could widen.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

▪	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

▪	The market price for the Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

▪	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. As of December 31, 2025, the ETF Class shares of the Fund had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Fund’'s Institutional Class shares, a mutual fund class of shares of the Fund not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses. Updated performance information is available online at https://fundinfopages.com/[TICKER 2].

Institutional Class Shares

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 11.85% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -9.90% (quarter ended June 30, 2022). The Fund’s year-to-date return as of June 30, 2026, was 0.97%. [TO BE UPDATED BY AMENDMENT]

Average Annual Total Returns

Periods Ended December 31, 2025 (returns with maximum sales charge)	Past 1 Year	Since Inception*
Institutional Class Shares
Before taxes After taxes on distributions After taxes on distributions and sale of Shares	8.07% 4.83% 5.03%	8.50% 6.07% 5.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.10%
Bloomberg VLI High Yield Index	8.79%	6.40%
FT Taxable Fixed Income CEF Index	6.45%	8.14%

*The Institutional Class Shares commenced operations on April 30, 2020.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of Shares and after-tax returns will vary for other classes.

MANAGEMENT OF THE FUND

Investment Advisor. The Fund’s investment advisor is Deschutes Portfolio Strategy, LLC, dba Matisse Capital.

Portfolio Managers. The Fund’s portfolio is managed on a day-to-day basis by Bryn Torkelson (president and chief investment officer of the Advisor), Eric Boughton, CFA (chief analyst of the Advisor), and Joe Torkelson, MAC (vice preside of investor relations). Mr. Bryn Torkelson and Mr. Boughton have served as portfolio managers of the Fund since its inception in April 2020. Mr. Joe Torkelson has served as portfolio manager of the Fund since August 2026.

For more information about Purchase and Sale of Shares, Tax Information, and Financial Intermediary Compensation, please turn to page [__] of the Prospectus.

IMPORTANT ADDITIONAL INFORMATION

PURCHASE AND REDEMPTION OF SHARES

The Funds will issue and redeem ETF Class Shares at NAV only in large blocks of 5,000 Shares (each block of ETF Class Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units in transactions with APs, the ETF Class Shares are not redeemable securities of the Funds.

Individual ETF Class Shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF Class Shares trade at market prices rather than NAV, ETF Class Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase ETF Class Shares (bid) and the lowest price a seller is willing to accept for ETF Class Shares (ask) when buying or selling ETF Class Shares in the secondary market (the “bid-ask spread”). You may access recent information regarding the ETF Class Shares, including information on the NAV, Market Price, premiums and discounts, and bid-ask spreads, on the Funds’ websites at: https://fundinfopages.com/[TICKER 1] and https://fundinfopages.com/[TICKER 2].

TAX INFORMATION

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA). Distributions on investments made through tax deferred arrangements will generally be taxed later upon withdrawal of assets from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Funds, and their related companies, may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT
OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS

INVESTMENT OBJECTIVES

The investment objective for each Fund is listed in the table below. These investment objectives are not fundamental policies and can be changed without shareholder approval by a vote of the Board. Shareholders will receive 60 days’ prior written notice before a change to an investment objective takes place. There is no guarantee that the Funds will achieve its investment objective.

The Matisse Discounted Closed-End Fund Strategy ETF’s investment policy to invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in discounted closed-end funds may be changed without shareholder approval upon 60-days’ prior notice to shareholders. The Matisse Discounted Bond CEF Strategy ETF’s investment policy to invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in discounted unaffiliated closed-end funds that primarily invest in bonds may be changed without shareholder approval upon 60-days’ prior notice to shareholders,

Fund	Investment Objective
Matisse Discounted Closed-End Fund Strategy ETF	Long-term capital appreciation and income.
Matisse Discounted Bond CEF Strategy ETF	Total return with an emphasis on providing current income.

PRINCIPAL INVESTMENT STRATEGIES FOR THE FUNDS

Matisse Discounted Closed-End Fund Strategy ETF

The Fund is a “fund of funds” that seeks to achieve its investment objectives principally through investments in unaffiliated closed-end funds that typically trade at substantial discounts relative to their underlying net asset values and pay regular periodic cash distributions. The closed-end funds in the Fund’s portfolio can invest in a variety of asset classes, including both equity and fixed income securities. The Advisor believes this approach is capable of generating long-term capital appreciation and income, and typically results in a balanced Fund portfolio.

As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in discounted closed-end funds. For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor’s determination, the fund’s market value is less than the value of its underlying portfolio. In addition, the closed-end funds may be domestic or foreign for purposes of this policy.

Grounded in academic research, the Advisor firmly believes the closed-end fund market is highly inefficient. It is the Advisor’s conviction that closed-end fund discounts display strong (and highly predictable) mean reverting tendencies (the discounts fluctuate around a long-term average discount), and it employs an investment strategy that seeks to take advantage of this concept. In evaluating closed-end funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a closed-end fund will increase or decrease in the future. The process is highly quantitative, and model inputs include information about the closed-end fund’s discount (absolute, relative, quintile, patterns, and volatility), yield, distribution history, management team, expenses, underlying portfolio investments, balance sheets, liquidity, activist involvement, and historical pricing. The Advisor then builds a portfolio of closed-end funds that, in its opinion, are the most attractively discounted and most likely to see their discounts close (narrow) in the future. An analysis based on the same process determines when a closed-end fund should be sold. The Advisor determines to sell a closed-end fund when, in its opinion, it becomes less attractively discounted and less likely to see its discount close (narrow) in the future.

The Advisor’s investment strategy seeks to capture total return potential from the following sources:

1.	NAV Movement and Base Income (Traditional) – investors can benefit when the underlying portfolio of a closed-end fund appreciates in value, and any cash distributions paid out add to total return.

2.	Closed-End Fund Discount Movement (Enhanced) – unique to closed-end funds, investors benefit when a closed-end fund’s discount closes relative to its net asset value, creating capital appreciation potential.

3.	Excess Income Due to Discount (Enhanced) – regardless of discount level, closed-end funds pay out distributions at-NAV, so discounts amplify the income level one receives.

Closed-end funds are investment companies that, unlike an open-end mutual fund, do not typically issue redeemable shares. Instead, a fixed number of shares trade on a secondary market, such as the New York Stock Exchange or the NASDAQ Stock Market. The shares of closed-end funds frequently trade at either a premium or discount relative to their underlying net asset values. The Fund will invest in closed-end funds that are trading at substantial discounts relative to the underlying net asset values and that the Advisor feels are best positioned to narrow the spread between the underlying net asset value of the fund and the share price. A closed-end fund is considered to be trading at a substantial discount when, in the Advisor’s determination, the fund’s market value is significantly less than the value of its underlying portfolio. The Advisor believes that these investments will allow the Fund to profit from the capital appreciation achieved when such spreads decrease and the market prices of the shares move closer to the net asset values, as well as from the capital appreciation achieved when general market conditions increase share prices, and the income generated from closed-end fund distributions.

The Advisor intends to construct a diversified portfolio that generates regular cash income. Under normal market conditions, the Fund’s portfolio will hold Shares of approximately 30 to 90 unaffiliated closed-end funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments. The closed-end funds in which the Fund invests may hold either equity securities or fixed income securities. In addition, the closed-end funds may invest in foreign securities and American Depository Receipts (ADRs); may invest in derivative instruments; and may utilize leverage to acquire their underlying portfolio investments.

The Fund’s direct investments may be in both domestic and foreign securities. (The Advisor deems a security to be foreign if a U.S. market is not the principal trading market.) Foreign securities held by the Fund will principally be closed-end funds listed and traded in Canada and the United Kingdom. Such investments will be selected for investment and sold using the same proprietary research process for domestic closed-end funds, although with adjustments for local practices and regulations. Investments in foreign securities may be made directly in foreign markets, including emerging markets, as well as indirectly through other investment companies and ADRs. To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs organized independently of the issuers.

Based upon the Advisor’s view of available investment opportunities, as well as for cash management purposes, the Fund’s portfolio will also include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses. Under normal circumstances, the Fund may hold up to 20% of net assets, plus borrowings for investment purposes, in cash and cash equivalents. This portion of the Fund’s portfolio will principally be invested in money market mutual funds.

To take advantage of opportunities to invest, the Fund may borrow money for investment purposes (leverage). Any borrowing by the Fund will be subject to the limitations set forth in the 1940 Act and relevant interpretive positions of the staff of the SEC, which presently allow the Fund to borrow (including pledging, mortgaging or hypothecating assets) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

Matisse Discounted Bond CEF Strategy ETF

The Fund’s principal investment strategies are discussed in the “Summary” section. The Fund’s principal investment strategies may be changed by the Fund’s Board without shareholder approval unless otherwise noted in this prospectus or the Fund’s Statement of Additional Information.

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the 1940 Act. The closed-end funds in the Fund’s portfolio invest primarily in bonds, trade at substantial discounts relative to their underlying NAVs and pay regular periodic cash distributions. The Advisor believes this approach is capable of generating high total return and attractive income relative to many other fixed income investments.

As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in discounted closed-end funds that primarily invest in bonds. For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor’s determination, the closed-end fund’s market value is less than the value of its underlying portfolio, and a closed-end fund is considered to invest primarily in bonds when, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, are invested in bonds. This policy may be changed without shareholder approval upon 60-days’ prior notice to shareholders.

Grounded in academic research, the Advisor firmly believes the closed-end fund market is highly inefficient. It is the Advisor’s conviction that closed-end fund discounts display strong (and highly predictable) mean reverting tendencies (the discounts fluctuate around a long-term average discount), and it employs an investment strategy that seeks to take advantage of this concept as it relates to the bond markets specifically. In evaluating bond closed-end funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a bond closed-end fund will increase or decrease in the future. The process is highly quantitative and model inputs include information about the bond closed-end fund’s discount (absolute, relative, quintile, patterns, and volatility), yield, distribution history, management team, expenses, underlying portfolio investments, balance sheets, liquidity, activist involvement, and historical pricing. The Advisor then builds a portfolio of bond closed-end funds that, in its opinion, are the most attractively discounted and most likely to see their discounts close (narrow) in the future. An analysis based on the same process determines when a bond closed-end fund should be sold. The Advisor determines to sell a closed-end fund when, in its opinion, it becomes less attractively discounted and less likely to see its discount close (narrow) in the future.

The Advisor’s investment strategy seeks to capture total return potential from the following sources:

1.	NAV Movement and Base Income (Traditional) – investors can benefit when the underlying portfolio of a closed-end fund appreciates in value, and any cash distributions paid out add to total return.

2.	Closed-End Fund Discount Movement (Enhanced) – unique to closed-end funds, investors benefit when a closed-end fund’s discount closes relative to its net asset value, creating capital appreciation potential.

3.	Excess Income Due to Discount (Enhanced) – regardless of discount level, closed-end funds pay out distributions at-NAV, so discounts amplify the income level you receive.

Closed-end funds are investment companies that, unlike an open-end mutual fund, do not typically issue redeemable shares. Instead, a fixed number of shares trade on a secondary market, such as the New York Stock Exchange or the NASDAQ Stock Market. The shares of closed-end funds frequently trade at either a premium or discount relative to their underlying NAVs. The Advisor believes that these investments will allow the Fund to profit from the capital appreciation achieved when such spreads decrease and the market prices of the shares move closer to the such fund’s NAVs, as well as from the capital appreciation achieved when general market conditions increase share prices, and from the income generated from closed-end fund distributions.

The Advisor intends to construct a diversified portfolio that generates regular income. Under normal market conditions, the Fund’s portfolio will hold Shares of approximately 30 to 90 closed-end funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments. Each closed-end fund will hold primarily bonds. The bonds held by the closed-end funds may be below investment grade (also known as “junk” bonds) but will typically be rated B or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc., or Fitch, Inc., and may be of any maturity or duration. There is no limit to the amount of the Fund’s assets that may be invested in below investment grade bonds through its investments in closed-end funds. While the Advisor generally expects a majority of the Fund’s assets to be invested in investment grade bonds (rated BBB or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc., or Fitch, Inc.), when discounts are attractive, up to two-thirds of the portfolio may be invested in below-investment grade bonds through its investments in closed-end funds. In addition, the closed-end funds will invest in loans, equity securities (preferred and convertible securities), fixed-income securities, foreign income securities, and derivative instruments for both investment and hedging purposes, and will utilize leverage to acquire their underlying portfolio investments.

The Fund’s direct investments will be exclusively in U.S.-traded and U.S.-registered securities; however, the closed-end funds will own foreign-registered and foreign-traded securities.

Under normal circumstances, the Fund may hold up to 20% of its net assets in cash or cash equivalents. Cash equivalents, which can include money market funds, are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Based upon the Advisor’s view of available investment opportunities, as well as for cash management purposes, the Fund’s portfolio will include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

To take advantage of opportunities to invest, the Fund may borrow money for investment purposes (leverage). Any borrowing by the Fund will be subject to the limitations set forth in Act, and relevant interpretive positions of the staff of the SEC, which presently allows the Fund to borrow (including pledging, mortgaging, or hypothecating assets) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The loss of your money is a principal risk of investing in the Funds. Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Generally, the Funds will be subject to the following principal risks:

	Matisse Discounted Closed-End Fund Strategy ETF	Matisse Discounted Bond CEF Strategy ETF
Authorized Participant	X	X
Closed-End Fund Risk	X	X
Control of Closed-End Funds Risk	X	X
Convertible Securities Risk		X
Credit Risk		X
Cybersecurity Risk	X	X
Derivatives Risk		X
Early Close/Trading Halt	X	X
Equity Securities Risk	X	X
ETF Structure	X	X
Fixed Income Securities Risk	X	X
Foreign Securities Risk	X	X
Fund of Funds Risk	X	X
General Investment Risks	X	X
Interest Rate Risk		X
Investment Risk	X	X
Investment Advisor Risk	X	X
Junk Bond Risk		X
Leverage Risk	X	X
Loans Risk	X	X
Management Style Risk	X	X
Market Risk	X	X
Money Market Mutual Fund Risk	X	X
Prepayment Risk		X

	Matisse Discounted Closed-End Fund Strategy ETF	Matisse Discounted Bond CEF Strategy ETF
Quantitative Model Risk	X	X

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Closed-End Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their net asset value. When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment. Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price. If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified. The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return. Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund’s actual interest income and capital gains. Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund’s net asset value and its earnings capacity. Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds. Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.

Control of Closed-End Funds Risk. Although the Fund and the Advisor will evaluate regularly each closed-end fund in which the Fund invests to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a closed-end fund. The investment advisor to each closed-end fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. The risks of fixed income securities and equity securities are described below. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a closed-end fund will lose money. Many fixed income securities receive credit ratings from NRSROs, which assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. The closed-end funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. The closed-end fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the closed-end fund’s investment advisor and may not be available at the time or price desired. The closed-end funds’ use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the closed-end fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and the closed-end fund could lose more than the amount it invests. In addition, derivatives transactions can increase the closed-end fund’s transaction costs. Derivatives may be difficult to value and highly illiquid, and the closed-end fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivative positions may also be improperly executed or constructed. Use of derivatives may affect the amount the timing and the character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

When a closed-end fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the closed-end fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely or at all with that of the underlying investment.

The regulation of the derivatives markets has increased over the past several years and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse developments could impair the effectiveness of a closed-end fund’s derivatives transactions and cause a closed-end fund to lose value. For instance, in December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by registered investment companies. If adopted as proposed, these regulations could significantly limit or impact a closed-end fund’s ability to invest in derivatives and other instruments, limit a closed-end fund’s ability to employ certain strategies that use derivatives, and adversely affect a closed-end fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objective.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Fluctuations in the value of equity securities will cause the NAV of the Fund to fluctuate. Equity securities may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, equity securities have experienced significantly more volatility in returns than other asset classes.

○	Preferred Stock Risks. Generally, preferred stockholders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued) and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer will default and fail to make scheduled dividend payments on the preferred stock held by the closed-end funds.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares. Any absence of an active trading market. In turn, lead to a heightened risk of a difference between the market price of the Shares and the value of the Shares, which would be reflected in a wider bid-ask spread.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV, and the bid-ask spread could widen.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

▪	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

▪	The market price for the Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

▪	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Fixed-Income Securities Risk.  Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. When the closed-end fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the Fund’s share price to fluctuate or decline more than other types of investments.

Foreign Securities Risk. The Fund may invest in foreign securities. Foreign securities involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than investments in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

○	ADR Risk. ADRs may be subject to some of the same risks as direct investments in foreign companies, which includes international trade, currency, political, regulator, and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including closed-end funds and money market mutual funds. Investments in other funds subject the Fund to additional operating and management fees and expenses. For instance, investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund’s performance depends in part upon the performance of the funds’ investment advisor, the strategies and instruments used by the funds, and the Advisor's ability to select funds and effectively allocate Fund assets among them.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund's investment program will be successful.  Investors should carefully review the descriptions of the Fund's investments and their risks described in this prospectus and the Fund’s Statement of Additional Information.

Interest Rate Risk. Interest rate risk is the risk that fixed income prices overall will decline over short or even long periods of time due to rising interest rates. Securities with longer maturities and durations tend to be more sensitive to interest rates than securities with shorter maturities and durations. For example, (a) if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity and (b) the price of a portfolio with a duration of 5 years would be expected to fall approximately 5.0% if interest rates rose by 1.0% and a portfolio with a duration of 2 years would be expected to fall approximately 2.0% if interest rates rose by 1.0%.

Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, the Fund's share price may decrease, and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a closed-end fund’s ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund's share price.

Leverage Risk. The Fund may leverage or borrow money from banks to buy securities and pledge its assets in connection with the borrowing. Use of leverage tends to magnify increases and decreases in the Fund’s returns and leads to a more volatile share price. The Fund will also incur borrowing costs in connection with its use of leverage. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Leveraging by both the Fund and the underlying closed-end funds, which often employ leverage, will expose the Fund to a relatively high level of leverage risk. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Loans Risk. Investments in loans may subject the Fund to heightened credit risks because loans may be highly leveraged and susceptible to the risks of interest deferral, default and/or bankruptcy. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a collateralized loan may decline in value or become illiquid, which would adversely affect the loan’s value. Unlike the securities markets, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Money Market Mutual Fund Risk. The Fund may invest in money market mutual funds in order to manage its cash component. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Prepayment Risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. Prepayment may shorten the effective maturities of these securities, reducing their yield and market value. The prepayment of principal can adversely affect the return of the closed-end fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Quantitative Model Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS FOR MATISSE DISCOUNTED BOND CEF STRATEGY ETF

An investment in the Fund should not be considered a complete investment program. Whether the Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

U.S. Government Securities.  Closed-end funds owned by the Fund may invest in U.S. Government securities, defined to be (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Shares.

Debentures.  A debenture is long-term, unsecured debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).  The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer's assets after the secured creditors have been paid.  A closed-end fund owned by the Fund may invest in all types of debentures, including corporate and government debentures.

MULTI-CLASS ETF FUND STRUCTURE

The Advisor and the Fund, on behalf of the Funds, have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits each Fund to offer mutual fund share classes and an exchange-traded share class that operates as an ETF (a “Multi-Class ETF Fund”). Under this structure, the ETF Class Shares are listed and traded on a national securities exchange and are generally bought and sold at market-determined prices, whereas the mutual fund share classes are purchased and redeemed at a Multi-Class ETF Fund’s net asset value next determined after receipt of the order.

Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class Shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same Fund, transactions through one class could generate Fund transaction costs and tax consequences for shareholders in other classes. For example, shareholders of the ETF Class of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater Fund transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of the Institutional Class, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the Institutional Class shares, which could negatively impact the ETF Class Shares’ performance. At the same time, shareholders of all classes of a Multi- Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi- Class ETF Fund.

A Multi-Class ETF Fund also is required to comply with certain requirements of Rule 6c-11 under the Investment Company Act of 1940, as amended (the “1940 Act”), in order to permit ETF operations, which are requirements that do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to provide daily transparency of the Fund’s holdings, which has the potential to make the Fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of Fund holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the Fund to new purchases.

The use of this structure is subject to terms and conditions set forth in the SEC exemptive order that are designed to ensure that the Advisor and the Board focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the independent directors, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Advisor shall prepare written reports to assist the Board’s findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the Fund as a whole due to the structure, the appropriateness of the Fund’s investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.

DISCLOSURE OF PORTFOLIO HOLDINGS

A full description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Addition Information.

TEMPORARY DEFENSIVE POSITIONS

The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. In such circumstances, the Funds may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Funds take a temporary defensive position, the Funds may not be able to achieve their investment objectives.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Funds’ investment advisor is Deschutes Portfolio Strategy, LLC, dba Matisse Capital, located at 15350 SW Sequoia Parkway, Suite 260, Portland, Oregon 97224. In addition to the Funds and another series of the Trust, the Advisor also provides investment advice to individuals through managed accounts, as well as corporate retirement plans, endowments, foundations and family offices. As of March 31, 2026, the Advisor had approximately
$1.6 billion in assets under management. Pursuant to the investment advisory agreements with the Trust, the Advisor provides guidance and policy direction in connection with its daily management of the Funds’ assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and the provision of certain executive personnel to the Funds.

Advisor Compensation. As full compensation for the investment advisory services provided to each Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rates set forth below.

Fund	Management Fee
Matisse Discounted Closed-End Fund Strategy ETF	0.95%
Matisse Discounted Bond CEF Strategy ETF	0.65%

For the fiscal year ended March 31, 2026, the Advisor earned advisory fees in the amounts set forth below.

Fund	Management Fee
Matisse Discounted Closed-End Fund Strategy ETF	0.95%
Matisse Discounted Bond CEF Strategy ETF	0.65%

Disclosure Regarding Approval of Investment Advisory Contracts. A discussion regarding the Trustees’ basis for approving the investment advisory contract for the Funds can be found in each Fund’s semi-annual report and financial statements to shareholders for the period ended September 30, [2025]. You may obtain a copy of the most recent annual reports, semi-annual reports, and financial statements, free of charge, upon request to the Funds.

Portfolio Managers. Each Fund’s portfolio is managed on a day-to-day basis by Bryn Torkelson, Eric Boughton, CFA, and Joe Torkelson, MAC.

Mr. Bryn Torkelson is the president and has been the chief investment officer of the Advisor since 2010. He has been in the investment business since 1981. He began his career with Smith Barney, and founded the Advisor’s predecessor, Deschutes Investment Advisors, Inc., in 1997, and the Advisor in 2010. Mr. Torkelson received a Bachelor of Science in Finance from the University of Oregon.

Mr. Boughton has served as a portfolio manager and chief analyst and has been with the Advisor since 2010. He provides analytical investment support to the firm and direct portfolio management to separately managed accounts. Mr. Boughton received a Bachelor of Science in Mathematics, Applied Analysis, from the University of Houston, College of Natural Science & Mathematics.

Mr. Joe Torkelson has served as Vice President of Investor Relations and has been with the Advisor since 2024; and has served as a portfolio manager since August 1, 2026. He supports the firm’s investment process through research, market analysis, and strategic initiatives, and also assists with investor relations activities related to the Funds. Prior to joining the Advisor, Mr. Torkelson worked in debt and equity placement and multifamily investment sales with Jones Lang LaSalle in Phoenix, Arizona from 2021 to 2024. Mr. Torkelson received a Master of Accounting degree, summa cum laude, from Creighton University’s Heider College of Business.

The Funds’ Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Shares.

DISTRIBUTOR

Paralel Distributor LLC (“Distributor”), is the principal underwriter and distributor of the Shares and serves as the Funds’ exclusive agent for the distribution of the Shares. The Distributor may sell the Shares to or through qualified securities dealers or others.

INVESTING IN THE FUNDS

PURCHASE AND REDEMPTION OF SHARES

ETF Class Shares may be acquired or redeemed directly from a Fund at NAV only in Creation Units or multiples thereof, as discussed in the “How to Buy and Sell ETF Class Shares” Section of this prospectus. Only an Authorized Participant may engage in creation or redemption transactions directly with each Fund. Once created, ETF Class Shares generally trade in the secondary market in amounts less than a Creation Unit. Individual ETF Class Shares may only be bought and sold in the secondary market through a broker or dealer at market price.

ETF Class Shares are listed for trading in the secondary market on the Exchange. ETF Class Shares can be bought and sold throughout the trading day like other publicly traded shares. When buying or selling ETF Class Shares through a broker, you will incur customary brokerage commissions and other charges. In addition, you may incur the costs attributable to the difference between the highest price a buyer is willing to pay to purchase ETF Class Shares (bid) and the lowest price a seller is willing to accept for ETF Class Shares (ask) when buying or selling ETF Class Shares in the secondary market (the “bid-ask spread”). Because ETF Class Shares trade at market prices rather than net asset value, the price you pay or receive for ETF Class Shares may be greater than NAV (premium) or less than NAV (discount) of such ETF Class Shares.

The Funds trade under the Exchange ticker symbols set forth below:

Fund	Exchange Ticker Symbol
Matisse Discounted Closed End Fund Strategy ETF	[TICKER 1]
Matisse Discounted Bond CEF Strategy ETF	[TICKER 2]

You can access recent information, including information on each Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, on the Funds’ website at:

Fund	Website
Matisse Discounted Closed End Fund Strategy ETF	https://fundinfopages.com/[TICKER 1]
Matisse Discounted Bond CEF Strategy ETF	https://fundinfopages.com/[TICKER 2]

Book Entry. ETF Class Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding ETF Class Shares of a Fund.

Investors owning ETF Class Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all ETF Class Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of ETF Class Shares, you are not entitled to receive physical delivery of stock certificates or to have ETF Class Shares registered in your name, and you are not considered a registered owner of ETF Class Shares. Therefore, to exercise any right as an owner of ETF Class Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book- entry or “street name” form.

HOW TO BUY AND SELL CREATION UNITS

Pricing ETF Class Shares. The trading price of the ETF Class Shares on the Exchange is based on the market price, not the Fund’s NAV, so it may differ from a Fund’s daily NAV and can be affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the number of days the market price of ETF Class Shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for the most recently completed calendar year, and the most recently completed calendar quarters will be available on the Fund’s website listed below when it becomes available:

Fund	Website
Matisse Discounted Closed End Fund Strategy ETF	https://fundinfopages.com/[TICKER 1]
Matisse Discounted Bond CEF Strategy ETF	https://fundinfopages.com/[TICKER 2]

Determining the Funds’ Net Asset Value. The price at which you purchase or redeem ETF Class Shares is based on the next calculation of net asset value (“NAV”) after an order is received by the Funds or their designated agent in good form. An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding ETF Class Shares. To the extent that a Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when that Fund does not price ETF Class Shares, the NAV of a Share may change on days when shareholders will not be able to purchase or redeem the ETF Class Shares. A Fund’s NAV per share is determined at the close of regular trading on the New York Stock Exchange (“NYSE”) on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. ETF Class Shares will not be priced on the days on which the NYSE is closed for trading. [In addition, ETF Class Shares will not be priced on the holidays listed in the SAI.] See the section titled “Net Asset Value” in the SAI for more detail.

The pricing and valuation of portfolio securities is determined in good faith by the Board’s Valuation Designee, the Advisor, in accordance with the Funds’ policies and procedures established by, and under the direction of, the Board. In determining the value of the Funds’ total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Funds normally use third-party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) private securities; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation.

Pursuant to the policies adopted by the Board, the Advisor is responsible for determining if there is a need for fair value pricing. The Advisor is responsible for notifying the Board (or the Funds’ valuation committee) when it believes that fair value pricing is required for a particular security. The Funds’ policies regarding fair value pricing are intended to result in a calculation of the Funds’ NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Funds’ normal pricing procedures, a shareholder may receive more or less proceeds or ETF Class Shares from redemptions or purchases of ETF Class Shares, respectively, than a shareholder would have otherwise received if the security were priced using the Funds’ normal pricing procedures. The performance of the Funds may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Funds’ normal pricing procedures. To the extent the Funds invest in other open-end investment companies that are registered under the 1940 Act, the Fund’s NAV calculations are based upon the NAV reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Creation Units. Investors such as market makers, large investors, and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with Paralel Distributors LLC (the “Distributor”), and be accepted by the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Buying Creation Units. In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of securities (the “Deposit Securities”) (and/or an amount in cash in lieu of some or all of the Deposit Securities) and generally make a cash payment referred to as the “Cash Component.” For those APs that are not eligible for trading a Deposit Security, and in such other circumstances as the Advisor believes are in the best interests of a Fund, custom orders are available. The list of the names and the amounts of the Deposit Securities is made available by the Fund’s custodian through the facilities of the NSCC immediately prior to the opening of business each day of the Exchange. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash- in-lieu may be added to the Cash Component to replace any Deposit Securities that either the AP may not be eligible to trade, or the Advisor believes are in the best interests of a Fund not to accept in-kind.

Orders must be placed in proper form by or through an AP that is a participant of the DTC (“DTC Participant”). All standard orders must be placed for one or more whole Creation Units of ETF Class Shares of a Fund and must be received by the Distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share. In the case of custom orders, the order must be received by the Distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share. A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. A fixed creation transaction fee of [$250] per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate a Fund for the costs associated with buying the applicable securities. A Fund may adjust these fees from time to time based on actual experience. The price for each Creation Unit will equal a Fund’s daily NAV per share times the number of ETF Class Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

ETF Class Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to 115% of the market value of the missing Deposit Securities on deposit with the Trust.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security that would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Redemption of Creation Units. ETF Class Shares may be redeemed only in Creation Units at their NAV and only on a day the Exchange is open for business. The Funds’ custodian makes available immediately prior to the opening of business each day of the Exchange, through the facilities of the NSCC, the list of the names and the amounts of a Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Redemption Securities”). Redemption Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions or partial cash redemptions are available or specified for a Fund as set forth below, the redemption proceeds consist of the Redemption Securities, plus cash in an amount equal to the difference between the NAV of ETF Class Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Redemption Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Redemption Securities have a value greater than the NAV of ETF Class Shares being redeemed, a compensating cash payment to a Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

FREQUENT PURCHASES AND REDEMPTIONS

ETF Class Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs, and the vast majority of trading in ETF Class Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that ETF Class Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, a Fund imposes transaction fees on purchases and redemptions of ETF Class Shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the ETF Class Shares.

CONVERSIONS

A shareholder holding Institutional Class shares of a Fund may convert those shares to ETF Class Shares issued by the same Fund to the extent supported by the shareholder’s financial intermediary. Shareholders should contact their financial intermediary to determine the eligibility of their account for such a conversion. ETF Class Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to Institutional Class shares of the Fund or exchanged for ETF Class Shares of another Fund.

In contrast to the Institutional Class shares, however, ETF Class Shares must be held in a brokerage account. Accordingly, shareholders that hold Institutional Class shares in an account directly with a Fund through its transfer agent, or in a brokerage account that only allows the shareholder to hold mutual fund shares, will need to independently designate an eligible brokerage account for holding the ETF Class Shares prior to a conversion. Shareholders that hold Institutional Class shares in a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Class Shares and should check with their plan sponsor or recordkeeper regarding eligibility.

A conversion from Institutional Class shares to ETF Class Shares of a Fund will be processed at the relative NAVs of the respective share classes at the time of conversion. Since Depository Trust Company (DTC) (or its nominee) serves as the record owner of, and holds legal title to, the ETF Class Shares of a Fund and does not support the distribution and transfer of fractional shares, a shareholder may be unable to convert a small portion of their Institutional Class shares into ETF Class Shares.

For example, if a shareholder’s Institutional Class shares were equal to 15.25 ETF Class Shares based on the relative NAVs of the classes, DTC’s system would only account for the transfer of 15 whole ETF Class Shares. If a shareholder’s financial intermediary does not accommodate the ownership of fractional shares of ETFs (e.g., while DTC’s systems do not allow for the distribution and transfer of fractional shares of ETFs, a financial intermediary may acquire whole shares of an ETF and allocate fractional shares of such ETF to its clients that are recorded on the intermediary’s books), a shareholder would be required to redeem the portion of their Institutional Class shares investment equal to 0.25 fractional ETF Class Shares. Albeit small, such redemption would be a taxable event. Shareholders will not otherwise recognize a taxable gain (or loss) on the conversion of Institutional Class shares of a Fund into ETF Class Shares.

Shareholders should contact their financial intermediary to determine whether a conversion or the redemption of fractional shares may be subject to fees and expenses. The Funds do not impose a transaction fee on conversions but reserve the right to change such policy or to limit, temporarily suspend, or terminate the conversion privilege in the future.

Investors owning Institutional Class shares in an account directly with a Fund through its transfer agent should first contact the Fund’s transfer agent at 1-800-773-3863 to notify the transfer agent of the proposed conversion and then send a letter of instruction to the transfer agent by an approved method. Shareholders that invest in a Fund through a financial intermediary should contact their financial intermediary for information regarding conversions. The length of the conversion process will depend on a shareholder’s financial intermediary, but may take several days from the date of the request. Shareholders will remain fully invested in their Institutional Class shares until the conversion process is complete.

A blackout period for conversions into ETF Class Shares may be imposed by a Fund around the dates the Fund declares dividends. This may be necessary to accommodate the operational requirements of certain financial intermediaries.

OTHER IMPORTANT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

ETF Class Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the ETF Class Shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

Shareholders of ETF Class Shares of a Fund will generally receive cash distributions one or more business days after the cash payment date for the Fund’s Institutional Class shares. The timing difference is due to the exchange-traded structure of the ETF Class Shares and applies to all ETFs, regardless of whether they are multi-class ETF funds that also offer mutual fund shares or other mutual fund share classes. After the distribution payments have been received, an ETF Class shareholder may reinvest such amounts in additional whole ETF Class shares automatically only if the broker through whom you purchased ETF Class Shares makes such option available. This is in contrast to the distributions for a mutual fund share class, which may be automatically reinvested in additional mutual fund shares at NAV. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the ETF Class Shares of the Funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole ETF Class Shares purchased in the secondary market.

The overall period between the ex-dividend date and time of reinvestment may equal four or more business days. During this period, the amount of an ETF Class shareholder’s distribution will not be invested in the Fund and will be held in a custodial account.

Accordingly, such shareholder will not receive income or experience appreciation or depreciation on the amount of the dividend.

TAXES

As with any investment, you should consider how your investment in ETF Class Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in ETF Class Shares.

Unless your investment in ETF Class Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	A Fund makes distributions,

●	You sell your ETF Class Shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which a Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their ETF Class Shares at the rate for net capital gain. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends a Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional ETF Class Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional ETF Class Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the ETF Class Shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the ETF Class Shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Funds are required to withhold 28% of your distributions and redemption proceeds if you have not provided a Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed ETF Class Shares Sales

Any capital gain or loss realized upon a sale of ETF Class Shares is generally treated as long-term capital gain or loss if the ETF Class Shares have been held for more than one year and as short-term capital gain or loss if the ETF Class Shares have been held for one year or less. The ability to deduct capital losses from sales of ETF Class Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP that exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP that exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the ETF Class Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the ETF Class Shares have been held for more than one year and as short-term capital gain or loss if the ETF Class Shares have been held for one year or less.

If an AP purchases or redeems Creation Units, the AP will be sent a confirmation statement showing how many ETF Class Shares the AP purchased or sold and at what price. See “Additional Tax Information” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and a Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the ETF Class Shares under all applicable tax laws. See “Additional Tax Information” in the SAI for more information.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds’ financial performance for the past five years. Certain information reflects financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial data in the table, for the fiscal years ended March 31, 2026 and March 31, 2025, was audited by the independent registered public accounting firm Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements and notes thereto, are included in the Fund’s Form N-CSR filed with the SEC, which [will be] incorporated by reference into the Statement of Additional Information and are included in the annual financial statements, which are available upon request. Further information about the performance of the Funds is contained in the Annual Report and financial statements for the Funds, a copy of which may also be obtained, at no charge, by calling the Funds at 1-800-773-3863. The financial data in the table, prior to the fiscal year ended March 31, 2024, was audited by another independent registered public accounting firm.

ETF Class shares of the Funds have not commenced operations as of the date of this Prospectus and financial highlights are not yet available.

Financial highlights for the Institutional Class shares of each Fund are shown to provide investors with financial information about the Fund. The Institutional Class shares of the Funds would have substantially similar returns as the ETF Class shares because the shares are invested in the same Fund securities. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses. [TO BE PROVIDED BY AMENDMENT]

ADDITIONAL INFORMATION

Matisse Funds

Additional information about the Funds is available in the Funds’ Statement of Additional Information, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is also available in the annual report, semi-annual report, and financial statements to shareholders and in the Form N-CSR. The annual report and financial statements include a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds’ Statement of Additional Information, annual report, semi-annual report, and financial statements are available, free of charge, on the website listed below and upon request by contacting the Funds (you may also request other information about the Funds or make shareholder inquiries) as follows:

By telephone:	1-800-773-3863
By mail:	Matisse Funds c/o Nottingham Shareholder Services Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncshare.com
On the Internet:	https://fundinfopages.com/[TICKER 1] https://fundinfopages.com/[TICKER 2]

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File Number 811-22298

STATEMENT OF ADDITIONAL INFORMATION

Matisse Funds

Deschutes Portfolio Strategy, LLC dba Matisse Capital 15350 SW Sequoia Parkway, Suite 260 Portland, Oregon 97224
Matisse Discounted Closed-End Fund Strategy ETF ETF Class Shares [TICKER 1] Exchange: [EXCHANGE]	Matisse Discounted Bond CEF Strategy ETF ETF Class Shares [TICKER 2] Exchange: [EXCHANGE]

[_________], 2027

A series of the

Starboard Investment Trust

116 South Franklin Street

Rocky Mount, North Carolina 27804

Telephone 1-800-773-3863

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus for the ETF Class Shares of the Matisse Discounted Closed-End Fund Strategy ETF and Matisse Discounted Bond CEF Strategy ETF, dated [__], 2027, as amended or supplemented from time to time (the “Prospectus”) and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in ETF Class shares of the Funds (“Shares” or “ETF Class Shares”) should be made solely upon the information contained herein. The Funds’ financial statements and accompanying notes that appear in the Funds’ annual report, semi-annual report, and financial statements are incorporated herein by reference to the Funds’ most recent Form N-CSR for the fiscal year ended March 31, 2026, and are hereby deemed to be part of this SAI. Copies of the Prospectus, annual report, semi-annual report, and financial statements may be obtained at no charge by writing or calling the Funds at the address or phone number shown above or online at https://fundinfopages.com/[TICKER 1] and https://fundinfopages.com/[TICKER 2]. Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted.

GENERAL INFORMATION

Starboard Investment Trust (“Trust”) was organized on May 13, 2009, as a Delaware statutory trust and is authorized to have multiple series or portfolios. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of 7 separate series. This SAI relates to the Matisse Discounted Closed-End Fund Strategy ETF and Matisse Discounted Bond CEF Strategy ETF (the “Funds” or each a “Fund”) each of which is a separate, diversified series of the Trust. The Fund’s investment advisor is Deschutes Portfolio Strategy, LLC dba Matisse Capital (the “Advisor”). The Prospectus described the Funds’ investment objectives and principal investment strategies, as well as the principal investment risks of the Funds.

This SAI describes the financial history, management and operation of the ETF Class shares of the Funds, which are listed for trading on a national securities exchange during the trading day. Institutional Class shares of the Funds, which are not exchange-traded, are described in a separate SAI. This SAI also describes the Funds’ investment objectives and policies. It should be read in conjunction with the Prospectus.

Investments in the Funds are not:

●	Deposits or obligations of any bank;

●	Guaranteed or endorsed by any bank; or

●	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

Except in connection with a shareholder’s conversion of a Fund’s Institutional Class shares into such Fund’s ETF Class Shares, the Funds will offer and issue ETF Class Shares at net asset value (“NAV”) only in aggregations of a specified number of ETF Class Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities specified by the Fund (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).

The Funds’ ETF Class Shares are listed on the New York Stock Exchange (the “Exchange”) under the trading symbols set out on the front cover.

Fund ETF Class Shares will trade on the Exchange at market prices that may be below, at or above NAV. ETF Class Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of [5,000] ETF Class Shares. In the event of the liquidation of the Funds, the Trust may lower the number of ETF Class Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund ETF Class Shares. Fund ETF Class Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105% and up to 115% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

ETF Class Shares are listed for trading, and trade throughout the day, on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of ETF Class Shares will continue to be met. The Exchange may, but is not required to, remove the ETF Class Shares from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Funds, there are fewer than 50 beneficial owners of the Fund for 30 or more consecutive trading days; or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove the ETF Class Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

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The Trust reserves the right to adjust the share prices of the Funds in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

The Prospectus describes the Funds’ investment objective and principal investment strategies, as well as the principal investment risks of the Funds. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Funds’ investment program will be successful. Investors should carefully review the descriptions of the Funds’ principal investments and their risks described in the Prospectus and this SAI.

The following descriptions and policies supplement the descriptions in the Prospectus and include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds. Unless otherwise noted, the investments described below may be made by the Funds directly or indirectly through their investments in other investment companies. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Funds may invest. Appendix B contains a copy of the Advisor’s Proxy Voting Policy and Procedures.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Funds’ investment program will be successful. Investors should carefully review the descriptions of the Funds’ principal investments and their risks described in the Prospectus and this SAI.

Additional Information Regarding the Fund’s Principal Strategies and Risks

Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, the Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets of investment companies in the aggregate. Investments by the Funds in other investment companies entail a number of risks unique to a fund of funds structure. These risks include the following:

Multiple Layers of Fees. By investing in other investment companies indirectly through the Funds, prospective investors will directly bear the fees and expenses of the Funds’ Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies’ managers as well. As such, this multiple or duplicative layer of fees will increase the cost of investments in the Funds.

Lack of Transparency. The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor. The Funds have no control over the risks taken by the underlying investment companies in which they invest.

Valuation of Investment Companies. Although the Advisor will attempt to review the valuation procedures used by other investment companies’ managers, the Advisor will have little or no means of independently verifying valuations of the Funds’ investments in investment companies and valuations of the underlying securities held by other investment companies. As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies’ managers. In the event that such valuations prove to be inaccurate, the net asset value (“NAV”) of the Funds could be adversely impacted and an investor could incur a loss of investment in the Funds.

Illiquidity of Investments by and In Other Investment Companies. Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale. Further, the Funds may not be able to redeem their interests in other investment companies’ securities that it has purchased in a timely manner. If adverse market conditions were to develop during any period in which the Funds are unable to redeem interests in other investment companies, the Funds may suffer losses as a result of this illiquidity. As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies. Any such losses could adversely affect the value of the Funds’ investments and an investor could incur a loss of investment in the Funds.

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Lack of Control. Although the Funds and the Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Funds’ investment objective, the Advisor will not have any control over the investments made by other investment companies. Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time. The Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.

Lack of Diversification. There is no requirement that the underlying investments held by other investment companies be diversified. As such, other investment companies’ managers may target or concentrate other investment companies’ investments in specific markets, sectors, or types of securities. As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments. Thus, the Funds’ portfolios (and by extension the value of an investment in the Funds) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.

Use of Leverage. The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the NAV of the shares of the other investment companies and in the return on the other investment companies’ investments. Borrowing will also cost other investment companies interest expense and other fees. As such, the value of the Funds’ investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified. As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Fund’s investments and an investor could incur a loss of investment in the Funds.

Fixed-Income Securities. The Fund will invest indirectly in fixed-income securities, through its investments in shares of closed-end funds. These securities may include government and corporate bonds, mortgage bonds, convertible or preferred securities, loans, money market instruments, high yield securities or “junk bonds” and zero-coupon bonds. Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time. Fixed-income securities purchased by the closed-end funds may consist of obligations of any rating. Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. High yield bonds are typically rated below “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or below “BBB” by S&P Global Ratings (“S&P”) or below investment grade by other recognized rating agencies. The Fund may also invest indirectly in unrated securities through closed-end funds that invest in unrated securities under certain circumstances. Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:

Sensitivity to Interest Rate and Economic Change. The economy and interest rates affect high yield securities differently than other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high yield bonds and the fund’s asset values.

Payment Expectations. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund or an investment company in which the Fund invests would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s or other investment company’s assets. If the Fund or an investment company in which the Fund invests experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the expenses of the Fund or other investment company in which the Fund invests can be spread and possibly reducing the rate of return of the fund or other investment company in which the Fund invests.

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Liquidity and Valuation. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact a fund’s ability to accurately value high yield bonds and may hinder a fund’s ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

Credit Ratings. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, The Fund or an investment company in which the Fund invests must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so the Fund or an investment company in which the Fund invests can meet redemption requests.

High-yield securities are deemed speculative with respect to the issuer’s capacity to pay interest and repay principal over a long period of time. Special tax considerations are associated with investing in high-yield securities structured as zero coupon or “pay-in-kind”“ securities. The Fund or an investment company in which the Fund invests will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. The payment of principal and interest on most fixed-income securities purchased by a fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.

The ratings of S&P, Moody’s and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield. For a more detailed description of ratings, please see Appendix A.

Derivative Instruments. The Fund may invest directly or indirectly in derivatives through its investment in other investment companies that use derivative instruments. When other investment companies in which the Funds invest, enter into short sales, options, futures, and other forms of financial derivatives specifically described below, the investments involve risks different from direct investments in the underlying securities. While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. Unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the funds than if they had not entered into any derivatives transactions. Derivatives may magnify the funds gains or losses, causing it to make or lose substantially more than it invested.

If a fund uses derivative instruments, such fund must comply with the applicable requirements of the 1940 Act. The Fund has no specific limit on the amount it invests in derivatives, directly or indirectly.

When used for hedging purposes, increases in the value of the securities a fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a fund to greater risks.

A fund’s ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. A fund will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a fund’s prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, a fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

●	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

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●	a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

●	differences between the derivatives, including different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the funds. A currency hedge should protect a yen-denominated security from a decline in the yen but will not protect the funds against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the funds’ foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the funds’ investments precisely over time.

Before a futures contract or option is exercised or expires, the funds can terminate it only by entering into a closing purchase or sale transaction. Moreover, the funds may close out a futures contract only on the exchange the contract was initially traded. If there is no secondary market for the contract, or the market is illiquid, the funds may not be able to close out a position. In an illiquid market, the funds may:

●	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

●	have to purchase or sell the instrument underlying the contract;

●	not be able to hedge its investments; and

●	not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions:

●	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;

●	unusual or unforeseen circumstances may interrupt normal operations of an exchange;

●	the facilities of the exchange may not be adequate to handle current trading volume;

●	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or

●	investors may lose interest in a particular derivative or category of derivatives.

If an investment advisor incorrectly predicts securities market and interest rate trends, the funds may lose money by investing in derivatives. If the funds were to write a call option based on the investment advisor’s expectation that the price of the underlying security would fall, but the price were to rise instead, the funds could be required to sell the security upon exercise at a price below the current market price. Similarly, if the funds were to write a put option based on the advisor’s expectation that the price of the underlying security would rise, but the price were to fall instead, the funds could be required to purchase the security upon exercise at a price higher than the current market price.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the funds and they may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the funds may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The funds may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:

●	actual and anticipated changes in interest rates;

●	fiscal and monetary policies; and

●	national and international political events.

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Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a fund from using such instruments as a part of its investment strategy, and could ultimately prevent a fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the Commodities Futures Trading Commission, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.

The regulation of swaps and futures transactions in the U.S., the European Union, and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a fund or the ability of a fund to continue to implement its investment strategies.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps (“cleared derivatives”), a fund’s counterparty is a clearing house, rather than a bank or broker. In cleared derivatives transactions, a fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

Funds investing in derivatives must comply with Rule 18f-4 under the 1940 Act, which provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, would not be subject to the full requirements of Rule 18f-4. Rule 18f-4 could restrict the Fund’s abilities to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions.

Money Market Instruments. Money market instruments include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements). Money market instruments also may include banker’s acceptances and certificates of deposit of domestic branches of U.S. banks, commercial paper, and variable amount demand master notes (“Master Notes”). Banker’s acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When an investment company acquires a banker’s acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The banker’s acceptance carries the full faith and credit of such bank. A certificate of deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.

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Foreign Investment Risk. Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the EU, commonly referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

U.S. Government Securities. Closed-end funds owned by the Fund may invest in U.S. Government securities, defined to be (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Shares.

Debentures. A debenture is long-term, unsecured debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture. Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property). The primary risk with this type of investment is that the issuer will default or go into bankruptcy. As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid. A closed-end fund owned by the Fund may invest in all types of debentures, including corporate and government debentures.

Borrowing. The Funds may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Such borrowing may make the Funds’ NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Fund’s NAV and on the Fund’s investments. Although the principal of borrowings will be fixed, the Funds’ assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Funds will have to pay, the Funds’ net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Funds will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss. Any leveraging will comply with the applicable requirements of the 1940 Act.

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The Funds may also borrow money to meet redemptions or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings. If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Funds may be required to dispose of some of its portfolio holdings within three days in order to reduce the Funds’ debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time. The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

Portfolio Turnover. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Funds may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds. High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains. If the Funds realizes capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities). When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Information Regarding the Fund’s Non-Principal Strategies and Risks

Exchange Traded Funds. ETFs are traded on a securities exchange based on their market value. An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded). In addition, all ETFs will have costs and expenses that will be passed on to the Funds, which will in turn increase the Funds’ expenses. ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and which could negatively impact the Funds’ net asset values; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock. ETFs are also subject to the risks of the underlying securities the ETF holds. Finally, there may be legal limitations and other conditions imposed by rules of the SEC on the amount of the ETF shares that the Funds may acquire.

Equity Securities. The equity portion of the Funds’ portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Funds’ portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Funds invest (either directly or indirectly through the Funds’ investment in shares of other investment companies) may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Funds own, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

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Options. While the Funds generally hold put and call options indirectly through the holdings of the funds in which they invest, the Fund may also purchase and write put and call options on securities directly. The purchase and writing of options involves certain risks. During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot affect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, a fund may be unable to close out a position. To the extent that a fund invests in options, such fund will comply with the applicable requirements of the 1940 Act and the guidance of no-action letters issued by the SEC, including Investment Company Act Release No. 10666 (Apr. 18, 1979).

Futures Contracts. While the Funds do not intend to invest in futures directly, they may indirectly hold futures through the holdings of the funds in which they invests. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the Commodities Futures Trading Commission (CFTC). No purchase price is paid or received when the contract is entered into. Instead, a fund, upon entering into a futures contract (and to maintain a fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) such that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract such that the margin deposit exceeds the required margin, the broker will pay the excess to a fund. These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A fund is expected to earn interest income on initial and variation margin deposits.

A fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a fund will usually be liquidated in this manner, a fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for a fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of Funds pursuant to requirements imposed by the SEC. Under those requirements, where a fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if a fund “covers” a long position. For a short position in futures or forward contracts held by a fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

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Short Sales. The Funds may engage in short sales directly or indirectly through its investments in other investment companies that may engage in short sales. A short sale is a transaction in which a party sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When a party makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The party is required to make a margin deposit in connection with such short sales; the party may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the party covers the short position, the party will incur a loss; conversely, if the price declines, the party will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Swaps. While the Funds do not intend to invest in swaps directly, they may indirectly hold swaps through the holdings of the funds in which they invest. Swaps may include currency, equity, interest rate, index and other swaps, which involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if a fund had invested directly in the asset that yielded the desired return. In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Use of swaps subjects the investor to risk of default by the counterparties. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that the counterparty to the transaction is insolvent. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options.

Forward Commitment and When-Issued Securities. While the Funds do not intend to purchase securities on a when-issued basis for settlement at a future date directly, they may indirectly engage in such transactions through the holdings of the funds in which they invest. A Fund may purchase securities on a when-issued basis or for settlement at a future date if a fund holds sufficient assets to meet the purchase price. In such purchase transactions, a Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, a fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although a Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, a Fund may sell such a security prior to the settlement date if the Advisor feels such action is appropriate. In such a case, a fund could incur a short-term gain or loss.

Repurchase Agreements. While the Funds do not intend to enter into repurchase agreements directly, they may indirectly engage in such transactions through the holdings of the funds in which they invest. A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), and then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Advisor will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, a fund will retain or attempt to dispose of the collateral. A fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.

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Reverse Repurchase Agreements. A reverse repurchase agreement has the characteristics of a secured borrowing and creates leverage. In a reverse repurchase transaction, a fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, a fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, a fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

A fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes or in order to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns.

During the term of the transaction, a fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to satisfy the fund’s obligations under the reverse repurchase agreement. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. This could also result in the fund having to dispose of investments at inopportune times and at disadvantageous amounts. In addition, if a fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.

When a fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

In addition, a fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect a fund’s strategy and result in losses.

Rule 18f-4 under the 1940 Act permits a fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as “derivatives transactions” under Rule 18f-4.

Illiquid Investments. The Funds may invest up to 15% of net assets in illiquid securities, which are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. This restriction is not limited to the time of purchase. Under the supervision of the Board of Trustees of the Trust (the “Board” or “Trustees”), the Advisor determines the liquidity of the Funds’ investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Funds’ investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Funds’ rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Funds were in a position where more than 15% of their net assets were invested in illiquid securities, they would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.

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Restricted Securities. Within its limitation on investment in illiquid securities, the Funds may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Funds may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Funds may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Funds might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted securities that can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

Lending of Portfolio Securities. In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33% of total fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees. In determining whether the Funds will lend securities, the Advisor will consider all relevant facts and circumstances. The Funds may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, U.S. Government securities, or standby letters of credit not issued by the Funds’ bank lending agent. The Funds might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Funds cash or cash equivalent collateral. While the loan is outstanding, the borrower will pay the Funds any interest paid on the loaned securities, and the Funds may invest the cash collateral to earn additional income. Alternatively, the Funds may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral. It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan. Voting rights for loaned securities will typically pass to the borrower, but the Funds will retain the right to call any security in anticipation of a vote that the Advisor deems material to the security on loan. Loans are subject to termination at the option of the Funds or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents. This risk is increased when the Funds’ loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers the Funds may use, and the Funds may lend securities to only one or a small group of borrowers. Mutual funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

Temporary Defensive Positions. The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, the Funds may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities). When the Funds take a temporary defensive position, the Funds may not be able to achieve their investment objective.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions. The following investment restrictions have been adopted by the Board with respect to the Funds. Except as otherwise stated, these investment restrictions are fundamental policies, which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. A vote of a majority of the outstanding voting securities of the Funds is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting if the holder or more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Funds.

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As a matter of fundamental policy, the Funds may not:

(1)	Issue senior securities, except as permitted by the 1940 Act;

(2)	Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)	Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)	Purchase or sell real estate or direct interests in real estate; provided, however, that the Funds may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate (including, without limitation, investments in real estate investment trusts (“REITs”), mortgage-backed securities, and privately-held real estate funds);

(6)	Invest in commodities, except that the Funds may purchase and sell securities of companies that invest in commodities, options, forward contracts, futures contracts, including those relating to indices and currencies, and options on futures contracts, indices or currencies;

(7)	Make investments for the purpose of exercising control or management over a portfolio company;

(8)	Make loans, provided that the Funds may lend its portfolio securities in an amount up to 33% of total fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, and bankers’ acceptances;

(9)	Concentrate its investments. The Funds’ concentration policy limits the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to less than 25% of a Fund’s total assets; or

(10)	With respect to 75% of its total assets: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of a Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to investments in (i) cash and cash items; (ii) securities of other registered investment companies; and (iii) obligations of the United States Government, its agencies, or instrumentalities.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities (“Permitted Senior Securities”), such as certain borrowings, short sales, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

The Funds are allowed to pledge, mortgage, or hypothecate assets up to the amounts allowable under the 1940 Act, which presently allows the Funds to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

With respect to the fundamental policy relating to borrowing money above, the 1940 Act permits a Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes (the Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. In accordance with Rule 18f-4 under the 1940 Act, when a Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivative transactions” under Rule 18f-4 and comply with Rule 18f-4 with respect to such transactions.

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For purposes of the Funds’ concentration policy, if a Fund invests in one or more investment companies, that Fund will examine the holdings of such investment companies to ensure that a Fund is not indirectly concentrating its investments in a particular industry. In determining the exposure of a Fund to a particular industry for purposes of the fundamental investment restriction on concentration, tat Fund currently uses Standard & Poor’s Global Industry Classification Standard (GICS) in order to classify industries.

With respect to the fundamental investment restrictions above (other than those involving Permitted Senior Securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

The Funds principally invests in unaffiliated closed-end investment companies. Neither the Funds nor the Advisor will have control or influence over the activities of such investment companies. While other investment companies are subject to certain constraints of the 1940 Act, the investment limitations of the other investment companies in which the Funds invest, with the exception of policies on concentration, may differ from those of the Funds.

Non-Fundamental Policies. The following investment policies are not fundamental and may be changed without shareholder approval.

The Matisse Discounted Closed-End Fund Strategy ETF has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in discounted closed-end funds.

The Matisse Discounted Bond CEF Strategy ETF has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in discounted closed-end funds that primarily invest in bonds.

The Funds will look to the underlying closed-end funds’ investment objective and principal investment strategies to determine compliance with Rule 35d-1. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Each Fund may invest up to 15% of net assets in illiquid investments, which are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. This restriction is not limited to the time of purchase.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to ETF Class Shares are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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PORTFOLIO TRANSACTIONS

Subject to the policies established by the Board, the Advisor makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. The Advisor shall manage the Funds’ portfolios in accordance with the terms of the investment advisory agreements by and between the Advisor and the Trust on behalf of the Funds (“Advisory Agreements”), which is described in detail under “Management and Other Service Providers – Investment Advisor.” The Advisor serves as investment advisor for a number of client accounts, including the Funds. Investment decisions for the Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.

Brokerage Selection. The Board has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. The Advisor may not give consideration to sales of Shares as a factor in selecting broker-dealers to execute portfolio securities transactions. The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts. In selecting brokers to be used in portfolio transactions, the Advisor’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Advisor considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor’s past experience with similar trades, and other factors that may be unique to a particular order. Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases. In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Funds and not all such services may be useful to the Advisor in connection with the Funds. Although such information may be a useful supplement to the Advisor’s own investment information in rendering services to the Funds, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreements and will not reduce the management fees payable to the Advisor by the Funds.

The Funds may invest in securities traded in the over-the-counter market. In these cases, the Funds may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction. The Funds may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.

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The Funds’ fixed income portfolio transactions may be executed through broker-dealers on an agency basis or be principal transactions executed in over the counter markets on a “net” basis, which may include a dealer mark up. Where possible, the Advisor will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually act as principal for their own account.

The Funds may participate, if and when practicable, in bidding for the purchase of fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor, in their sole discretion, believe such practice to be otherwise in the Funds’ interest.

The following shows the aggregate amount of broker commissions paid by each Fund during the three most recent fiscal years, as applicable.

Fund	2026	2025	2024
Matisse Discounted Closed-End Fund Strategy ETF	$75,700.12	$38,923	$54,553
Matisse Discounted Bond CEF Strategy ETF	$89,393.77	$63,375	$86,040

The increase in brokerage commissions for the Matisse Discounted Closed-End Fund Strategy ETF for the fiscal year ended March 31, 2026, from the prior fiscal year was primarily due to a proportional increase in trading volume, as more trading opportunities were discovered. The decrease in brokerage commissions for the Matisse Discounted Closed-End Fund Strategy ETF for the fiscal year ended March 31, 2025 from the prior fiscal year ended March 31, 2024. was primarily due to a proportional decrease in trading volume, as fewer trading opportunities were available. Per share commission rates remained stable over all three fiscal years.

The increase in brokerage commissions for the Matisse Discounted Bond CEF Strategy ETF for the fiscal year ended March 31, 2026, from the prior fiscal year was primarily due to a proportional increase in trading volume, as more trading opportunities were discovered. The decrease in brokerage commission for the Matisse Discounted Bond CEF Strategy ETF for the fiscal year ended March 31, 2025, from the prior fiscal year ended March 31, 2024, was primarily due to a proportional decrease in trading volume, as fewer trading opportunities were available. Per share commission rates remained stable over all three fiscal years.

Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor’s other client accounts, the Advisor’s other client accounts may invest in the same securities as the Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Funds and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or sold by the Funds.

Portfolio Turnover. The annualized portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average value of the portfolio securities owned during the fiscal year. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Funds may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of Shares and by requirements that enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making fund decisions, and the Funds may engage in short-term trading to achieve its investment objectives. High rates of portfolio turnover could lower the performance of the Funds due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

The portfolio turnover rate for each Fund over the last two years, ended March 31, is set forth below.

Fund	2026	2025
Matisse Discounted Closed-End Fund Strategy ETF	31.38%	22.84%
Matisse Discounted Bond CEF Strategy ETF	62.71%	35.97%

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Additional Payments to Financial Firms. The Advisor, and/or its Affiliates (“Advisor Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the ETF Class Shares of the Funds, other funds or exchange-traded products in general. Advisor Entities make these payments from their own assets and not from the assets of the Funds. Although a portion of Advisor Entities’ revenue comes directly or indirectly in part from fees paid by the Funds and other funds, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Funds or other funds. Advisor Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals, and individual investors more knowledgeable about exchange-traded products, including the ETF Class Shares of the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms, and reporting systems (“Education Costs”). Advisor Entities also make payments to Intermediaries for certain printing, publishing, and mailing costs associated with ETF Class Shares of the Funds or materials relating to exchange-traded products in general (“Publishing Costs”). In addition, Advisor Entities make payments to Intermediaries that make ETF Class Shares and certain other funds available to their clients, develop new products that feature ETF Class Shares of the Funds, or otherwise promote ETF Class Shares of the Funds and other funds. Advisor Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the Advisor Entities believe may benefit the Funds’ business or facilitate investment in ETF Class Shares of the Funds. Payments of the type described above are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Funds and other funds over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, Advisor Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed above. Advisor Entities may determine to make such payments based on any number of metrics. For example, Advisor Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, the Advisor anticipates that the payments paid by Advisor Entities in connection with ETF Class Shares of the Funds and exchange-traded products in general will be immaterial to Advisor Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments his or her Intermediary firm may receive. Any payments made by the Advisor Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy ETF Class Shares.

The Funds may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Funds would pay a fee to the exchange used for incentivizing one or more market makers in the ETF Class Shares of the Funds to enhance the liquidity and quality of the secondary market of ETF Class Shares of the Funds. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the ETF Class Shares of the Funds. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Funds solely for the benefit of the Funds and will not be paid from any Fund assets. Certain funds managed by the Advisor may also participate in such programs.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company. The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of 7 series. Additional series and/or classes may be created from time to time. The number of shares in each series of the Trust shall be unlimited. When issued for payment as described in the Fund’s Prospectus and this SAI, Shares will be fully paid and non-assessable and shall have no preemptive or conversion rights. The Trust does not issue share certificates.

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In the event of a liquidation or dissolution of the Trust or an individual series, such as the Funds, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted a Rule 18f-3 Multi-class Plan for certain series that contain the general characteristics of and conditions under which such series may offer multiple classes of Shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of such series. However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of shareholders can only be modified by a majority vote.

In addition, in contrast to the Institutional Class shares, the ETF Class shares are exchange traded, not individually redeemable, and do not have conversion rights. Further, due to the structural and operational differences of mutual funds and ETFs, the declaration and payment dates of dividends, and the ability to automatically reinvest such dividends, differ between Institutional and ETF Class shares, as described in the Prospectus.

When used in the Prospectus or this SAI, a “majority” of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

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Book Entry Only System. DTC Acts as Securities Depository for the ETF Class Shares. ETF Class Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the Exchange and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in ETF Class Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of ETF Class Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the ETF Class Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all ETF Class Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in ETF Class Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trust is governed by the Board, which is responsible for the management and supervision of the Funds. The Trustees meet periodically throughout the year to review contractual arrangements with companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds. This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust as well as the entities that provide services to the Funds.

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Trustees and Officers. Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. The Trustees in the following table who are not “interested” persons of the Trust within the meaning of the 1940 Act (“Independent Trustees”) are indicated as such. The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. (06/1953)	Chairman and Independent Trustee	Trustee since 7/09, Chair since 5/12	Retired Executive/Private Investor	7	Independent Trustee of the Brown Capital Management Mutual Funds for all its series from 2001 to present, Centaur Mutual Funds Trust for all its series from 2009 to present, WST Investment Trust for all its series from 2013 to present, and Chesapeake Investment Trust for all its series from 2016 to present (all registered investment companies). Member of Board of Directors of Communities in Schools of N.C. from 2001 to present. Member of Board of Directors of Investors Title Company from 2010 to present. Member of Board of Directors of AAA Carolinas/Auto Club Group from 2011 to present. Previously, Independent Trustee of the Hillman Capital Management Investment Trust from 2009 to 2021.
Theo H. Pitt, Jr. (04/1936)	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999.	7	Independent Trustee of Hillman Capital Management Investment Trust for all its series from 2000 to present, Chesapeake Investment Trust for all its series from 2002 to present, World Funds Trust for all its series from 2013 to present, ETF Opportunities Trust for all its series from 2019 to present, and Kingdom Parallel Income Trust for all its series from 2022 to present (all registered investment companies). Senior Partner of Community Financial Institutions Consulting from 1997 to present. Previously, Independent Trustee of the Leeward Investment Trust from 2011 to 2021.
J. Buckley Strandberg (03/1960)	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	7	None.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 05/15	Chief Compliance Officer, OBP Capital, LLC Since 2018; Managing Member , OBP Capital, LLC since 2015. Previously, President of The Nottingham Company from 2018 to 2024.
Marilou Kruse (07/1972)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 09/2026	Managing Director of Fund Administration, The Nottingham Company since 2026. Previously, Vice President of State Street Corporation from 2015 to 2026.
John Sellers (10/1969)	Chief Compliance Officer	Since 09/2026	VP, Fund Compliance at Nottingham since 2026. Previously, Compliance Consultant at ACA Group from 2022 to 2026; and Director of Marketing & Compliance Consultant at Brokerage Specialists (RIA) from 2019 to 2022.

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Qualification of Trustees. The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees on the Board lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that its Trustees’ ability to review, critically evaluate, question, and discuss information provided to them, to interact effectively with the Advisor, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of its duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members, as applicable, in reaching its conclusion: (i) such person’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person’s ability to work effectively with the other members of the Board; (iii) how the individual’s skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person’s character and integrity; (v) such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee his status as an Independent Trustee.

In addition, the following specific experience, qualifications, attributes and/or skills were considered in respect of the listed Trustee. Mr. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as senior partner of a financial consulting company, as a partner of a real estate partnership and as an account administrator for a money management firm. Mr. Speed also has experience as an investor as trustee of several other investment companies and business experience as president and chief executive officer of an insurance company and as president of a company in the business of consulting and private investing. Mr. Strandberg also has investment experience as a former trustee of another investment company and business experience as president of an insurance and property management company.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Board Structure. The Board currently consists of three Trustees, all of whom are Independent. Mr. Speed, Jr., serves as the Independent Chairman of the Board. The Board has established several standing committees: Audit Committee, Nominating Committee, Fair Valuation Committee, Governance Committee, and Qualified Legal Compliance Committee. These standing committees are comprised entirely of the Independent Trustees. Other information about these standing committees is set forth below. The Board has determined that the Board’s structure is appropriate given the characteristics, size, and operations of the Trust. The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management. The Board reviews its structure annually.

With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year. The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Funds’ advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust’s Chief Compliance Officer (“CCO”). The Audit Committee also meets with the Trust’s independent registered public accounting firm on an annual basis, to discuss among other things, the internal control structure of the Trust’s financial reporting function. When appropriate, the Board may hold special meeting or communicate directly with Trust management, the CCO, the Trust’s third-party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention. In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws.

The Board met twelve times during the fiscal year ended March 31, 2026.

Trustee Standing Committees. The Trustees have established the following standing committees:

Audit Committee. All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of all the Trustees. The Audit Committee met seven times during the fiscal year ended March 31, 2026.

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Fair Valuation Committee. In accordance with Rule 2a-5 of the 1940 Act, the Board has appointed the Advisor as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by the Advisor as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Fair Valuation Committee of the Board. An Independent Trustee and a representative of the advisor are members of the Fair Valuation Committee. The Fair Valuation Committee meets only as necessary. The Fair Valuation Committee did not meet during the fiscal year ended March 31, 2026.

Governance Committee. The Independent Trustees are the current members of the Governance Committee. The Governance Committee assists the Board in adopting fund governance practices and meeting certain fund governance standards. The Governance Committee also nominates, selects, and appoints Independent Trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The Governance Committee generally will not consider nominees recommended by shareholders of the Trust. The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually but may also meet as often as necessary to carry out its purpose. The Governance Committee met once during the fiscal year ended March 31, 2026.

Qualified Legal Compliance Committee. The Independent Trustees are the current members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. The Qualified Legal Compliance Committee meets only as necessary and met four times during the fiscal year ended March 31, 2026.

Beneficial Equity Ownership Information. The table below sets forth, as of December 31, 2025, the dollar range of equity securities beneficially owned by each Trustee in the Funds, and the aggregate dollar range of equity securities in the Fund complex.

A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen by Trustee in Family of Investment Companies
James H. Speed, Jr.	Matisse Discounted Closed-End Fund Strategy ETF	A
	Matisse Discounted Bond CEF Strategy ETF	A
A
Theo H. Pitt, Jr.	Matisse Discounted Closed-End Fund Strategy ETF	A
	Matisse Discounted Bond CEF Strategy ETF	A
A
J. Buckley Strandberg	Matisse Discounted Closed-End Fund Strategy ETF	A
	Matisse Discounted Bond CEF Strategy ETF	A
A

Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. The Independent Trustees receive $2,500 per series of the Trust each year, and they may receive up to an additional $500 per quarterly meeting attended, $250 per committee meeting attended, and $2,500 per special meeting attended. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to the attendance at such meetings. Prior to January 1, 2026, Independent Trustees received $2,400 per series of the Trust each year, plus an additional $500 per meeting attended, $200 per committee meeting attended, and $1,000 per special meeting attended. Each of the Trustees serves as a Trustee to all series of the Trust, including the Fund. During the fiscal year ended March 31, 2026, the Trustees received the amounts set forth in the following table for services to the Fund and the Fund Complex.

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Name of Trustee	Aggregate Compensation from Matisse Discounted Closed-End Fund Strategy ETF	Aggregate Compensation from Matisse Discounted Bond CEF Strategy ETF	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Theo H. Pitt, Jr.	$3,301.19	$3,301.19	None	None	$29,025
James H. Speed, Jr.	$3,301.19	$3,301.19	None	None	$29,025
J. Buckley Strandberg	$3,301.19	$3,301.19	None	None	$29,025

Codes of Ethics. The Trust, Advisor, and Distributor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust, Advisor, and Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to each such code of ethics). There can be no assurance that the codes will be effective in preventing such activities. The codes permit employees and officers of the Trust, Advisor, and Distributor to invest in securities held by the Funds, subject to certain restrictions and pre-approval requirements. In addition, the Advisor’s code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust’s and Advisor’s codes of ethics.

Anti-Money Laundering Program. The Trust has adopted an anti-money laundering program, as required by applicable law, which is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. The Trust’s CCO is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Funds’ service providers are also responsible for monitoring the program. The anti-money laundering program is subject to the continuing oversight of the Trustees.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight by the Board. A copy of the Advisor’s Proxy Voting Policy and Procedures is included as Appendix B to this SAI. No later than August 31st of each year, the Funds will file Form N-PX stating how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund is available at no charge upon request by calling 1-252-972-9922 or by writing to Starboard Investment Trust, P.O. Box 69, Rocky Mount, NC 27802 or on each Fund’s website at http://fundinfopages.com/[TICKER 1] or http://fundinfopages.com/[TICKER 2]. The Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

Principal Holders of Voting Securities. As of June 30, 2026, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) none of the then outstanding ETF Class Shares. Because the ETF Class shares of the Funds have not been offered prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding ETF Class shares of the Funds as of the date of this SAI. Shareholders owning 25% or more of outstanding Shares may be in control and may be able to affect the outcome of certain matters presented for a vote of Shareholders.

Investment Advisor. Deschutes Portfolio Strategy, LLC dba Matisse Capital, located at 15350 SW Sequoia Parkway, Suite 260, Portland, OR 97224 serves as the investment advisor to the Funds pursuant to the investment advisory agreements between the Trust, on behalf of the Funds, and Deschutes Portfolio Strategy, LLC. The Advisor is controlled by Bryn H. Torkelson, as trustee of The Bryn H. Torkelson and Janice A. Torkelson Revocable Living Trust. Bryn H. Torkelson also serves as president and manager of the Advisor. The Advisor supervises the Funds’ investments pursuant to the Advisory Agreements. The Advisory Agreements are effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually: (i) by the Board or by vote of a majority of the outstanding voting securities of the Funds; and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements are terminable without penalty by the Trust by a vote of the Board or by vote of a majority of the outstanding voting securities upon 60 calendar days’ written notice or by the Advisor upon 60 calendar days’ written notice. The Advisory Agreements provide that they will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

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The Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to oversight by the Board. The Advisor is responsible for investment decisions and provides the Funds with portfolio managers who are authorized to execute purchases and sales of securities.

Under the Advisory Agreements, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreements.

For its investment advisory services to the Funds, the Advisor is paid a management fee by the Funds, based on a percentage of the Funds’ daily net assets, at an annual rate set forth in the chart below.

The following chart shows the current advisory fee rate for each Fund as of the date of this SAI:

Fund	Advisory Fee Rate
Matisse Discounted Closed-End Fund Strategy ETF	0.95%
Matisse Discounted Bond CEF Strategy ETF	0.65%

The following chart shows the total dollar amount that each Fund paid to Deschutes Portfolio Strategy, LLC dba Matisse Capital, during the last three fiscal years.

Fund	Fiscal Year Ended March 31, 2026		Fiscal Year Ended March 31, 2025		Fiscal Year Ended March 31, 2024
	Advisory Fee	Fees Waived	Advisory Fees	Fees Waived	Advisory Fees	Fees Waived
Matisse Discounted Closed-End Fund Strategy ETF	$597,067	$-	$459,820[1]	$48,529[1]	$391,599	$141,473
Matisse Discounted Bond CEF Strategy ETF	$342,169	$-	$381,581[2]	$37,398[2]	$296,038	$131,808

1. Effective August 1, 2024, the advisory fee payable to the Advisor by the Fund decreased from 0.99% to 0.95% of the Fund’s average daily net assets. Effective August 1, 2024, the Advisor’s contractual agreement to limit the Fund’s expenses to 1.25% expired and was not renewed.

2. Effective August 1, 2024, the advisory fee payable to the Advisor by the Fund decreased from 0.70% to 0.65% of the Fund’s average daily net assets. Effective August 1, 2024, the Advisor’s contractual agreement to limit the Fund’s expenses to 0.99% expired and was not renewed.

Portfolio Managers. The Funds’ portfolios will be managed on a day-to-day basis by Bryn Torkelson, Eric Boughton, CFA, and Joe Torkelson, MAC.

Compensation. The compensation of each member of the portfolio management team varies with the general success of the Advisor as a firm. Compensation consists of a fixed annual salary, and typically additional remuneration based on the Advisor’s assets under management. Compensation is not directly linked to the Funds’ performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor’s distributable profits and assets under management.

Ownership of ETF Class Shares. The table below shows the amount of the Funds’ equity securities beneficially owned by each member of the portfolio management team as of March 31, 2026, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Bryn Torkelson	Matisse Discounted Closed-End Fund Strategy ETF	G
	Matisse Discounted Bond CEF Strategy ETF	E
Eric Boughton	Matisse Discounted Closed-End Fund Strategy ETF	F
	Matisse Discounted Bond CEF Strategy ETF	E
Joe Torkelson	Matisse Discounted Closed-End Fund Strategy ETF	B
	Matisse Discounted Bond CEF Strategy ETF	A

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Other Accounts. In addition to the Funds, the portfolio management team is responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of March 31, 2026.

Portfolio Management Team	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Bryn Torkelson	0	$0	1	$445,000	36	$341.8M
Eric Boughton	0	$0	0	$0	1	$34.9M
Joe Torkelson	0	$0	0	$0	1	$0
Accounts with Performance-Based Advisory Fee
Bryn Torkelson	0	$0	0	$0	0	$0
Eric Boughton	0	$0	0	$0	0	$0
Joe Torkelson	0	$0	0	$0	0	$0

Conflicts of Interests. The management of “other accounts” by the portfolio management team may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts consist of separately managed private clients (“Other Accounts”). The Other Accounts might have similar investment objectives as the Funds, be compared to the same index as the Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds.

Knowledge of the Timing and Size of Fund Trades: A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Funds. The portfolio manager knows the size and timing of trades for the Funds and the Other Accounts and may be able to predict the market impact of fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Funds, or vice versa.

Investment Opportunities: The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines. The portfolio manager works across different investment products. Differences in the compensation structures of the Advisor’s investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

Administrator. The Nottingham Company (“Nottingham”), located at 116 South Franklin Street, Rocky Mount, North Carolina 27804, has served as the administrator to the Trust pursuant to a Fund Accounting & Administration Services Agreement (the “Legacy Agreement”). The Trust became aware that, on or about July 26, 2026, a transaction involving Nottingham may have resulted in the assignment and termination of the Legacy Agreement. Based on the information regarding the Nottingham transaction, a new long-term agreement may be sought, which may have terms materially different from the Legacy Agreement (the “Long-Term Agreement”). If necessary and/or until a Long-Term Agreement is approved and executed, during such period, Nottingham will continue to provide, and the Trust shall continue to pay for, administrative services for the Trust, consistent with the terms of the Legacy Agreement, related to the services to be rendered and the cost thereof, as discussed below.

Consistent with the terms of the Legacy Agreement, Nottingham assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expense to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services.

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The following shows the total dollar amounts that each Fund paid to Nottingham, serving as administrator pursuant to the Legacy Agreement for the last three fiscal years:

Fund	2026	2025	2024
Matisse Discounted Closed-End Fund Strategy ETF	$78,711	$61,453	$50,844
Matisse Discounted Bond CEF Strategy ETF	$64,498	$69,327	$51,114

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement (the “TA Legacy Agreement”) with Nottingham Shareholder Services, LLC (“Transfer Agent”), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Trust became aware that, on or about July 26, 2026, a transaction involving Nottingham may have resulted in the assignment and termination of the TA Legacy Agreement. Based on the information regarding the Nottingham transaction, a new long-term agreement may be sought, which may have terms materially different from the TA Legacy Agreement (the “TA Long-Term Agreement”). If necessary and/or until a TA Long-Term Agreement is approved and executed, during such period, Transfer Agent will continue to serve as, and the Trust shall continue to pay for the Transfer Agent to serve as, transfer, dividend paying, and shareholder servicing agent for the Funds, consistent with the terms of the TA Legacy Agreement, related to the services to be rendered and the cost thereof.

Distributor. The Funds will conduct a continuous offering of their securities. Paralel Distributor LLC (“Distributor”), located at 1700 Broadway, Suite 210, Denver, Colorado 80290, acts as the underwriter and distributor of Shares for the purpose of facilitating the registration of Shares under state securities laws and assisting in sales of Shares pursuant to a distribution agreement (“Distribution Agreement”) between the Trust, on behalf of the Funds, and the Distributor. In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Funds shall from time to time identify to the Distributor as states in which the Funds wish to offer their Shares for sale, in order that state registrations may be maintained for the Funds. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the FINRA. The Distributor is entitled to receive compensation for performing certain recordkeeping, communication, and other administrative services for the Funds. Such administrative services shall include, but are not limited to, the following: (i) maintaining records with respect to submissions to the FINRA, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation’s Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time. The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Shares. The Distribution Agreement may be terminated by either party upon 60-days’ prior written notice to the other party and will terminate automatically in the event of its assignment. The Distributor serves as exclusive agent for the distribution of the Shares.

The Distributor and its affiliate may receive compensation or reimbursement from the Advisor with respect to any services performed under the distribution agreement, as may be agreed upon by the parties from time to time.

Until June 14, 2026, the Funds’ distributor was Capital Investment Group, Inc. (“Prior Distributor”), located at 100 E Six Forks Road, Suite 200, Raleigh, North Carolina 27609. For the fiscal year ended March 31, 2026, the Fund paid the Prior Distributor $6,500 per Fund for its services.

Custodian. UMB Bank, n.a., with its principal place of business located at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as custodian for the Funds’ assets. The custodian acts as the depository for the Funds, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds’ request, and maintains records in connection with its duties as custodian. For its services, the custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of the Funds plus additional out-of-pocket and transaction expenses as incurred by the Funds.

Compliance Services Administrator. The Trust has entered into a compliance services arrangement with The Nottingham Company, located at 116 S. Franklin Street, Rocky Mount, North Carolina 27802. The Trust’s CCO will prepare and update the Trust’s compliance manual and monitor and test compliance with the policies and procedures under the Trust’s compliance manual.

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Independent Registered Public Accounting Firm. Tait, Weller & Baker, LLP located at 50 S 16th Street, Philadelphia, Pennsylvania, 19102 serves as the independent registered public accounting firm for the Funds. The independent registered public accounting firm conducts an annual audit of the Funds’ financial statements, and prepares the Funds’ federal, state, and excise tax returns. Shareholders will receive annual audited and semi-annual (unaudited) reports and financial statements when published and written confirmation of all transactions in their account. A copy of the most recent annual report and financial statements will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel. DLA Piper, LLP serves as legal counsel to the Trust and the Funds.

CONVERSIONS

A shareholder holding Institutional Class shares of a Fund may convert those shares to ETF Class Shares issued by the same Fund to the extent supported by the shareholder’s financial intermediary. Shareholders should contact their financial intermediary to determine the eligibility of their account for such a conversion. ETF Class Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to Institutional Class shares of the Fund or exchanged for ETF Class Shares of another Fund.

In contrast to the Institutional Class shares, however, ETF Class Shares must be held in a brokerage account. Accordingly, shareholders that hold Institutional Class shares in an account directly with a Fund through its transfer agent, or in a brokerage account that only allows the shareholder to hold mutual fund shares, will need to independently designate an eligible brokerage account for holding the ETF Class Shares prior to a conversion. Shareholders that hold Institutional Class shares in a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Class Shares and should check with their plan sponsor or recordkeeper regarding eligibility.

A conversion from Institutional Class shares to ETF Class Shares of a Fund will be processed at the relative NAVs of the respective share classes at the time of conversion. Since Depository Trust Company (DTC) (or its nominee) serves as the record owner of, and holds legal title to, the ETF Class Shares of a Fund and does not support the distribution and transfer of fractional shares, a shareholder may be unable to convert a small portion of their Institutional Class shares into ETF Class Shares.

For example, if a shareholder’s Institutional Class shares were equal to 15.25 ETF Class Shares based on the relative NAVs of the classes, DTC’s system would only account for the transfer of 15 whole ETF Class Shares. If a shareholder’s financial intermediary does not accommodate the ownership of fractional shares of ETFs (e.g., while DTC’s systems do not allow for the distribution and transfer of fractional shares of ETFs, a financial intermediary may acquire whole shares of an ETF and allocate fractional shares of such ETF to its clients that are recorded on the intermediary’s books), a shareholder would be required to redeem the portion of their Institutional Class shares investment equal to 0.25 fractional ETF Class Shares. Albeit small, such redemption would be a taxable event. Shareholders will not otherwise recognize a taxable gain (or loss) on the conversion of Institutional Class shares of a Fund into ETF Class Shares.

Shareholders should contact their financial intermediary to determine whether a conversion or the redemption of fractional shares may be subject to fees and expenses. The Funds do not impose a transaction fee on conversions but reserve the right to change such policy or to limit, temporarily suspend, or terminate the conversion privilege in the future.

Investors owning Institutional Class shares in an account directly with a Fund through its transfer agent should first contact the Fund’s transfer agent at 1-800-773-3863 to notify the transfer agent of the proposed conversion and then send a letter of instruction to the transfer agent by an approved method. Shareholders that invest in a Fund through a financial intermediary should contact their financial intermediary for information regarding conversions. The length of the conversion process will depend on a shareholder’s financial intermediary, but may take several days from the date of the request. Shareholders will remain fully invested in their Institutional Class shares until the conversion process is complete.

A blackout period for conversions into ETF Class Shares may be imposed by a Fund around the dates the Fund declares dividends. This may be necessary to accommodate the operational requirements of certain financial intermediaries.

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CREATION AND REDEMPTION OF CREATION UNITS

General. The Funds issue and sell ETF Class Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. A Creation Unit is an aggregation of [5,000] ETF Class Shares for the Funds. On days when the Listing Exchange closes earlier than normal, the Funds may require orders to be placed earlier in the day. In its discretion, the Advisor reserves the right to increase or decrease the number of the Funds’ ETF Class Shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Funds, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Funds is any day on which the Exchange on which the ETF Class Shares of the Funds are listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of the Funds generally consists of the in-kind deposit of a designated portfolio of securities (Deposit Securities) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Funds.

The “Cash Component” is an amount equal to the difference between the NAV of the ETF Class Shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. The Funds generally offer Creation Units partially for cash, but may, in certain circumstances, offer Creation Units solely for cash.

The Funds make available through the NSCC on each Business Day prior to the opening of business on the Listing Exchange, the list of names and the required number of shares of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for the Funds). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of ETF Class Shares until such time as the next-announced Fund Deposit is made available.

The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of the Funds’ portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the with a view to the investment objective of the Funds. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Funds’ portfolio.

The Funds reserve the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through DTC or the clearing process (as discussed below) or that the Authorized Participant is not able to trade due to a trading restriction. The Funds also reserve the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which (i) the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities or other local laws or (ii) the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities or other local laws, or in certain other situations.

Cash Purchase Method. Although the Funds do not ordinarily permit partial or full cash purchases of Creation Units of the Funds, when partial or full cash purchases of Creation Units are available or specified (Creation Units of the Funds are generally offered partially for cash), they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.

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Role of the Authorized Participant. Creation Units may be purchased only by or through a DTC Participant that has entered into an authorized participant agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such authorized participant agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of ETF Class Shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an authorized participant agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Funds do not expect to enter into an authorized participant agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its authorized participation agreement.

Purchase Orders. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase ETF Class Shares, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify the Advisor and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

The Authorized Participant is responsible for any and all expenses and costs incurred by the Funds, including any applicable cash amounts, in connection with any purchase order.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable order to purchase ETF Class Shares generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. Creation Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor or its agent pursuant to procedures set forth in the authorized participant agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. The Funds’ deadline specified above for the submission of purchase orders is referred to as the Funds’ “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Distributor’s or its agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Funds, will be processed based on the NAV next determined after such acceptance in accordance with the Funds’ Cutoff Times as provided in the authorized participant agreement and disclosed in this SAI.

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Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts that may be due, the Funds will accept the order, subject to the Funds’ right (and the right of the Distributor) to reject any order until acceptance, as set forth below.

Once the Funds have accepted an order, upon the next determination of the NAV of the ETF Class Shares, such Funds will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 and the SEC’s position thereunder, the Funds reserve the right to reject or revoke a creation order transmitted to it by the Distributor or its agent if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the ETF Class Shares ordered, would own 80% or more of the currently outstanding ETF Class Shares; (iii) the Deposit Securities delivered do not conform to the identity and number of ETF Class Shares specified, as described above; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Funds, the Distributor or its agent make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, the custodians, and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Funds of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent, shall be notified of such delivery and the Funds will issue and cause the delivery of the Creation Unit. Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). The Funds reserve the right to settle Creation Unit transactions on a basis other than T+1, including a longer settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, each Fund reserve the right to settle Creation Unit transactions on a basis other than T+1 in order to accommodate holiday schedules, to account for treatment by U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Fund from settling Creation Unit transactions within the normal settlement period. The securities settlement cycles currently practicable for transferring foreign portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. Pursuant to SEC rule, the Fund will be required to deliver such foreign portfolio securities in not more than 15 calendar days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) settlement periods are possible.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Funds will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 105% and up to 115%, which percentage the Funds may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Funds’ then-effective procedures. The Funds may use such cash deposit at any time to buy Deposit Securities for the Funds. The only collateral that is acceptable to the Funds is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time on the contractual settlement date. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Funds’ current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The authorized participant agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the cash collateral including, without limitation, liability for related brokerage, borrowings, and other charges.

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In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Funds and the Funds’ determination shall be final and binding.

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Investors who use the services of a broker or other financial intermediary to acquire ETF Class Shares may be charged a fee for such services.

In addition to the standard transaction fee discussed above, the Funds may charge an additional variable fee (“Variable Fee”) for creations in whole or partial cash to offset brokerage and impact expenses associated with the cash portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by the Advisor based on analysis of historical transaction cost data and the Advisor’s views of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Funds with respect to the transaction. The total transaction fees charged (i.e., the standard transaction fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, the Advisor, in its sole discretion, may adjust a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees. The Advisor may waive the standard creation transaction fee when a Variable Fee is charged.

The following table sets forth the Fund’s standard creation transaction fees and the maximum total transaction fee charges for creation (as described above):

Standard Creation Transaction Fee[1]	Maximum Total Transaction Fee[2]
$250	3.00%
1.	Flat fee charged per transaction for one or more Creation Units.

2.	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Transaction Fee.

Redemption of Creation Units. ETF Class Shares may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem ETF Class Shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of ETF Class Shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell ETF Class Shares in the secondary market.

The Funds generally redeem Creation Units partially for cash. Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.

The Funds make available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash (the “Cash Amount,” as described below). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable, in order to effect redemptions of Creation Units of the Funds until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.

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If redemptions are not paid in cash, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the ETF Class Shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

The Funds may, in their sole discretion, substitute a “cash in lieu” amount to replace any Fund Security. The Funds also reserve the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which: (i) the delivery of the Fund Security to the Authorized Participant would be restricted under applicable securities or other local laws; or (ii) the delivery of the Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws, or in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as the Fund Security. If the Fund Securities have a value greater than the NAV of the ETF Class Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Funds generally redeem Creation Units partially for cash.

Cash Redemption Method. Although the Funds do not ordinarily permit partial or full cash redemptions of Creation Units of the Funds, when partial or full cash redemptions of Creation Units are available or specified (Creation Units of the Funds are generally redeemed partially for cash), they will be affected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.

Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Funds. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Fund Securities from the Funds to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of ETF Class Shares may be charged a fee for such services.

In addition to the standard transaction fee discussed above, the Funds may charge an additional variable fee (“Variable Fee”) for redemptions in whole or partial cash to offset brokerage and impact expenses associated with the cash portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by the Advisor based on analysis of historical transaction cost data and the Advisor’s views of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Funds with respect to the transaction. The total transaction fees charged (i.e., the standard transaction fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, the Advisor, in its sole discretion, may adjust a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees. The Advisor may waive the standard redemption transaction fee when a Variable Fee is charged.

The following table sets forth the Funds’ standard redemption transaction fees and the maximum total transaction fee charges for redemptions (as described above):

Standard Redemption Transaction Fee[1]	Maximum Total Transaction Fee[2]
$250	2.00%
1.	Flat fee charged per transaction for one or more Creation Units.

2.	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Transaction Fee.

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Placement of Redemption Orders. Redemption requests for Creation Units of the Funds must be submitted to the Distributor by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem ETF Class Shares generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. On days when the Exchange closes earlier than normal, the Funds may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the authorized participant agreement. Investors should be aware that their particular broker may not have executed an authorized participant agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an authorized participant agreement. At any time, only a limited number of broker-dealers will have an authorized participant agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the ETF Class Shares to the transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers, or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day; (ii) a request in form satisfactory to the Funds is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the authorized participant agreement are properly followed. If the transfer agent does not receive the investor’s ETF Class Shares through DTC’s facilities by 10:00 a.m., Eastern time on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of ETF Class Shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of ETF Class Shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the ETF Class Shares.

Upon receiving a redemption request, the Distributor or its agent shall notify the Funds and the transfer agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by the Funds generally will be made within one Business Day (i.e., “T+1”). The Funds reserve the right to settle redemption transactions on a basis other than T+1, including a longer settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, the Funds reserve the right to settle redemption transactions on a basis other than T+1 to accommodate market holiday schedules, to account for treatment U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Fund from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring foreign portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. Pursuant to SEC rule, the Fund will be required to deliver such foreign portfolio securities in not more than 15 calendar days, the proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours) the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

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If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Funds may in their discretion exercise its option to redeem such ETF Class Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the NAV of its ETF Class Shares based on the NAV of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Funds’ brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of ETF Class Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Funds cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.

Although the Funds do not ordinarily permit cash redemptions of Creation Units (except that, as noted above, Creation Units of the Funds generally will be redeemed partially for cash), in the event that cash redemptions are permitted or required by the Funds, proceeds will be paid to the Authorized Participant redeeming ETF Class Shares as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in the section Regular Holidays below, in which more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Funds, at or prior to 10:00 a.m., Eastern time on the Exchange business day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing ETF Class Shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105% and up to 115%, which percentage the Funds may change at any time, in its sole discretion, of the value of the missing ETF Class Shares. Such cash collateral must be delivered no later than 10:00 a.m., Eastern time on the day after the date of submission of such redemption request and shall be held by a custodian and marked-to-market daily. The fees of the custodians in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The authorized participant agreement permits the Funds to acquire ETF Class Shares at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the cash collateral together with liability for related brokerage and other charges.

The right of redemption may be suspended or the date of payment postponed with respect to the Funds: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the ETF Class Shares portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Taxation on Creations and Redemptions of Creation Units. An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

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Regular Holidays. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period. In no case will the Funds take more than 15 calendar days after the receipt of the redemption requests to deliver such securities to an Authorized Participant.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for each such Fund, in certain circumstances. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about the Funds’ portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Advisor, or any affiliated person of the Advisor) in connection with the disclosure of portfolio holdings information of the Trust. The Trust’s policy is implemented and overseen by the chief compliance officer of the Funds, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Board must approve all material amendments to this policy. The Funds’ complete portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for ETF Class Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the ETF Class Shares of the Funds. The Trust, the Advisor, and the Distributor will not disseminate non-public information concerning the Trust.

NET ASSET VALUE

The NAV of the Funds is determined at the close of regular trading on the NYSE (normally 4:00 p.m.). The Fund’s NAV is not calculated on the days on which the NYSE is closed. The NYSE generally recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The days on which these holidays are observed and any other holiday recognized by the NYSE will be deemed a business holiday on which the NAV of the Funds will not be calculated.

The NAV per share of the Funds is calculated separately by adding the value of the Funds’ securities and other assets belonging to the Funds, subtracting the liabilities charged to the Funds, and dividing the result by the number of outstanding ETF Class Shares. “Assets belonging to” the Funds consist of the consideration received upon the issuance of ETF Class Shares together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series of ETF Class Shares. Assets belonging to the Funds are charged with the direct liabilities of the Funds and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative NAVs of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Funds and the classes of the Funds are conclusive.

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The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. Values are determined according to generally accepted accounting practices and all laws and regulations that apply. Using methods approved by the Trustees, the assets of the Funds are valued as follows:

●	Securities that are listed on a securities exchange are valued at the last quoted sales price provided by a third-party pricing service at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Funds.

●	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

●	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

●	Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

●	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

●	Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

ADDITIONAL TAX INFORMATION

The Funds intend to qualify for and has elected or intends to elect to be treated as a separate regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code, as amended (the “Code”). As a RIC, the Funds will not be subject to U.S. Federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, the Funds must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest, and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If the Funds fail to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the relevant Funds’ current and accumulated earnings and profits. The Funds are treated as a separate corporation for federal income tax purposes. The Funds therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.

The Funds will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of the Funds has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding ETF Class Shares and if, pursuant to section 351 of the Code, that Funds would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

The Funds may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, money market instruments, convertible securities, and structured notes. Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Funds. The Funds may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

Certain of the Funds’ investments may be subject to special U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (iv) adversely affect when a purchase or sale of stock or securities is deemed to occur, (v) adversely alter the intended characterization of certain complex financial transactions (vi) cause the Funds to recognize income or gain without a corresponding receipt of cash, and (vii) produce non-qualifying income for purposes of the income test required to be satisfied by a RIC. The application of these rules could cause the Funds to be subject to U.S. federal income tax or the nondeductible 4% excise tax and, under certain circumstances, could affect the Funds’ status as a RIC. The Funds will monitor its investments and may make certain tax elections in order to mitigate the effect of these provisions.

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The Funds may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Funds. U.S. federal income tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount (OID) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Funds to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of the Funds’ investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Funds’ net capital gain.

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Funds’ total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of the Funds’ total assets at the close of each quarter of its taxable year is represented by interests in other RICs, that Funds may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that Funds. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the Funds, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Funds’ taxable year whether the foreign taxes paid by the Funds will “pass-through” for that year. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans, or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax.

In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon RICs that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income. These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.

Dividends declared by the Funds in October, November, or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

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Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of either 15% or 20%, depending on whether the taxpayer’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by the Funds to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Funds and the shareholder. The Funds will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, the Funds will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of ETF Class Shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale, exchange, or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of ETF Class Shares may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of ETF Class Shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts.

If, for any calendar year, the total distributions made exceed the Funds’ current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities (“Foreign Shareholders”) that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, Foreign Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S., or (ii) in the case of a non-corporate shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.

The Funds are not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by the Funds as “interest-related dividends” or “short-term capital gain dividends,” provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. However, the Funds may withhold tax on these amounts regardless of the fact that it is not required to do so. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a Foreign Shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If the Funds are a “U.S. real property holding corporation” and is not domestically controlled, any gain realized on the sale or exchange of ETF Class Shares by a Foreign Shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of ETF Class Shares would be FIRPTA gain. The Funds will be a “U.S. real property holding corporation” if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.

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The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a “qualified investment entity” (which includes a RIC if, in general more than 50% of the RIC’s assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a Foreign Shareholder that owns more than 5% of the Funds’ shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain and therefore subject to U.S. federal income tax, and requiring that you file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a Foreign Shareholder that is a corporation. Even if a Foreign Shareholder does not own more than 5% of the Funds’ shares, Fund distributions that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on dividends made by the Fund to certain foreign. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of shares of any of the Fund; however, based on proposed regulations issued by the IRS which can be relied on currently, such withholding is not required unless final regulations provide otherwise. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Shareholders may be requested to provide additional information to the Funds to enable the applicable withholding agent to determine whether withholding is required.

Non-U.S. Shareholders may also be subject to U.S. estate tax with respect to their ETF Class Shares.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Funds or who, to the Funds’ knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local, and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, possibly retroactively.

The Funds are required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Funds may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Funds.

In order for the Funds to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the relevant Funds’ business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to the Funds’ business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

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DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid on an annual basis for the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on ETF Class Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such ETF Class Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the relevant Funds.

Distributions from the Funds’ net investment income, including net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional ETF Class Shares through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional ETF Class Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the ETF Class Shares.

Shareholders of ETF Class Shares of a Fund will generally receive cash distributions one or more business days after the cash payment date for the Fund’s Institutional Class shares. The timing difference is due to the exchange-traded structure of the ETF Class Shares and applies to all ETFs, regardless of whether they are multi-class ETF funds that also offer mutual fund shares or other mutual fund share classes. After the distribution payments have been received, an ETF Class shareholder may reinvest such amounts in additional whole ETF Class shares automatically only if the broker through whom you purchased ETF Class Shares makes such option available. This is in contrast to the distributions for a mutual fund share class, which may be automatically reinvested in additional mutual fund shares at NAV. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the ETF Class Shares of the Funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole ETF Class Shares purchased in the secondary market.

The overall period between the ex-dividend date and time of reinvestment may equal four or more business days. During this period, the amount of an ETF Class shareholder’s distribution will not be invested in the Fund and will be held in a custodial account.

Accordingly, such shareholder will not receive income or experience appreciation or depreciation on the amount of the dividend.

FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended March 31, 2026, including the financial highlights pertaining thereto, [will be] incorporated by reference and made a part of this SAI. You may request a copy of the Funds’ annual report, semi-annual report, and financial statements at no charge by calling the Funds at 1-800-773-3863. [TO BE INCORPORATED BY REFERENCE BY AMENDMENT]

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APPENDIX A –DESCRIPTION OF RATINGS

The Fund may acquire from time-to-time certain securities that meet the following minimum rating criteria (“Investment-Grade Debt Securities”) (or if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor’s Ratings Services. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody’s Investor Service, Inc. The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

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Baa – Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca, or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

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VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings.

AAA – Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC, and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D, and D indicate a default has occurred.

Short-Term Ratings.

F1 – Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings “AAA” category, categories below “CCC”, or short-term ratings other than “F1”. The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

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APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	The Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Advisor’s specific proxy voting guidelines.

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Matisse Capital

Proxy Voting Policy and Procedures

Background: Rule 206(4)-6 under the Investment Advisers Act of 1940 requires a registered investment adviser to maintain written voting policies and procedures if it exercises voting authority with respect to client securities. These policies and procedures must be reasonably designed to ensure that the investment adviser votes client securities in the best interest of clients. The procedures must describe how the investment adviser addresses material conflicts that may arise between the interests of the adviser and those of its clients. The rule also requires that an investment adviser describe its proxy voting policies and procedures, furnish a copy of the policies and procedures to a requesting client, and disclose to clients how they may obtain information about how the investment adviser voted the client’s securities.

Sections 20(c) and 20(d) of the Investment Company Act – Prohibition on purchase of securities knowingly resulting in cross-ownership or circular ownership. When applicable, with respect to the Adviser’s registered investment company clients, no such registered investment company shall purchase any voting security if, to the knowledge of such registered company, cross-ownership or circular ownership exists, or after such acquisition will exist, between such registered company and the issuer of such security. Cross-ownership shall be deemed to exist between two companies when each of such companies beneficially owns more than 3% of the outstanding voting securities of the other company. Circular ownership shall be deemed to exist between two companies if such companies are included within a group of three or more companies, each of which:

●	beneficially owns more than 3% of the outstanding voting securities of one or more other companies of the group; and

●	has more than 3% of its own outstanding voting securities beneficially owned by another company, or by each of two or more other companies, of the group.

Duty to eliminate existing cross-ownership or circular ownership. If cross-ownership or circular ownership between a registered investment company and any other company or companies comes into existence upon the purchase by a registered investment company of the securities of another company, it shall be the duty of such registered company, within one year after it first knows of the existence of such cross-ownership or circular ownership, to eliminate the same.

Policy: Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. For clients for which we have agreed to vote such proxies, we will generally vote proxies related to securities held in our clients’ portfolios in the best interest of our clients. A client may reserve to itself the right to vote proxies. Our authority to vote the proxies of certain clients is established by advisory contracts or comparable documents.

Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

●	maintain or increase shareholder rights generally.

●	maintain or strengthen the shared interests of stockholders and management;

●	increase shareholder value; and

Proxy votes will generally be cast against proposals having the opposite effect of the above interests. Where we perceive that a management proposal, if approved, would tend to limit or reduce the market value of the company’s securities, we will generally vote against it. We believe that means for ensuring management accountability to shareholders, in the rare cases where the means are threatened, must not be compromised.

We generally support shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value.

We believe that proposals addressing strictly social or political issues may not be relevant to the goal of maximizing the return on Funds under our management. We will generally vote against such proposals, but will consider supporting proposals that seek to protect shareholder rights or minimize risks to shareholder value.

We may delegate our responsibilities under this policy to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we so delegate our responsibilities, we shall monitor the delegate’s compliance with this policy.

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Proxies for Mutual Fund Clients. If a client is a mutual fund except as noted below, Matisse Capital will vote the client’s proxies on any proposal (including the election of directors) in a manner which Matisse Capital reasonably determines is likely to favorably impact the discount of such investment company’s market price as compared to its net asset value. For example:

-We will generally vote against directors who act in their own interests, or in the management company’s interest, as opposed to the interest of shareholders.

-We will generally vote in favor of any proposal to liquidate or open-end a closed-end fund holding.

-We will generally vote in favor of any proposal to conduct tender offers or share repurchases at discounts to NAV.

-We will generally vote against any proposal that would have the effect of diluting an investment company’s net asset value, even if such a proposal is deemed by the management company to be beneficial in some other way.

Special Considerations for Fund of Funds. Matisse Capital advises certain mutual funds i.e. Registered Investment Companies (“RICs”), including “Fund of Funds” that invest in other RICs in excess of the limitations of Sections 12(d)(1)(A), 12(d)(1)(B) and 12(d)(1)(C) of the 1940 Act if such a Fund of Fund is relying on Rule 12d1-4 under the 1940 Act for an exemption from the limitations above. Rule 12d1-4 provides that when the acquiring fund and its advisory group holds more than 10% of the outstanding voting securities of an acquired fund that is a registered closed-end management investment company, each of those holders will vote its securities in the same proportion as the vote of all other holders of such securities (“Mirror Voting”). Rule 12d1-4 also requires an agreement between the acquiring fund and the acquired fund. These agreements may include similar Mirror Voting requirements.

In such cases, if an underlying investment of a Fund of Funds has a shareholder meeting or proxy vote, we will vote and/or advise any Fund of Funds to vote its shares of the underlying investment in the same proportion as the votes of other shareholders of the underlying investment (mirror voting), whenever possible, or contact its shareholders for instructions regarding how to vote the proxy (pass through voting). This may be achieved through direct agreements with the administrator or investment advisor of the underlying investment, or through a proxy intermediary. In cases where mirror voting and/or pass through voting are not possible or impractical, we may abstain from voting. Although rare, there is a possibility where Matisse Capital determines a need to vote proxies using pass-through voting instead of mirror voting. However, prior to taking such action, as required, we will seek and obtain the prior approval of the Board of Directors of any Fund of Funds, and then seek instruction from the shareholders of the Fund of Funds.

Proxy Voting Procedures. To implement our proxy voting policies, we have developed the following procedures for voting proxies:

●	Upon receipt of a proxy, the relevant materials and the proxy are submitted to our designated proxy voting manager. The proxy voting manager will then vote the proxy in accordance with this policy. For any proxy proposal not clearly addressed by this policy, the proxy voting manager will consult with an officer of our firm before voting the proxy.

●	The proxy voting manager shall be responsible for reviewing the relevant materials, proxy proposals, or proxy proposal summaries. The review shall take into consideration what vote is in the best interests of clients and the provisions of the proxy voting policies above. The proxy voting manager will then vote the proxies.

●	The proxy voting manager shall be responsible for maintaining copies of relevant materials, proxy proposal, or proposal summary, actual vote, or other information required to be maintained for a proxy vote under Rule 204-2 of the Investment Advisers Act of 1940.

●	With respect to proxy votes on topics deemed, in the opinion of the proxy voting manager, to be controversial or particularly sensitive, the proxy voting manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in our files.

●	In the event that the proxy voting manager is unavailable to vote a proxy, then an officer of our firm shall perform the proxy voting manager’s duties with respect to such proxy in accordance with the policies and procedures detailed above.

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In cases where we are aware of a conflict between the interests of a client and the interests of our firm or an affiliated person of our firm (e.g., a portfolio holding is a client or an affiliate of a client of our firm), we will take the following steps:

1.	Vote matters that are specifically covered by this policy (e.g., matters where the vote is strictly dictated by this policy and not in our discretion) in accordance with this policy;

2.	For other matters, either contact the client for instructions with respect to how to vote the proxy or engage an independent third-party to determine how the proxy should be voted.

We may abstain from voting a proxy if we conclude that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant. For example, we will sometimes abstain from voting proxies in an uncontested directors’ election.

Clients may contact us in writing to obtain information about how we voted proxies with respect to their securities and to request a copy of this policy.

Recordkeeping. We will maintain certain records required by applicable law in connection with proxy voting activities and shall provide proxy voting information to a client for which we are responsible for voting proxies upon written request. We shall keep the following records in an easily accessible place for a period of at least five years, the first two years in our offices:

●	A copy of this policy;

●	Proxy statements received regarding securities;

●	Records of each vote cast on behalf of clients;

●	Any documents prepared by us that were material to making a proxy voting decision or that memorialized the basis for a voting decision; and

●	Records of client requests for proxy voting information.

Responsible Party: President, Portfolio Manager and Chief Compliance Officer

48

File Nos. 333-159484 and 811-22298

STARBOARD INVESTMENT TRUST

PART C

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	Declaration of Trust dated May 12, 2009 (“Trust Instrument”), is incorporated herein by reference to Registrant’s registration statement on Form N-1A (“Registration Statement”) filed on May 26, 2009.
(b)	By-Laws are incorporated herein by reference to the Registration Statement filed on May 26, 2009.
(c)	Articles III, V, and VI of the Trust Instrument define the rights of holders of the securities being registered and are incorporated herein by reference to the Registration Statement filed on May 26, 2009.
(d)(1)(i)	Investment Advisory Agreement dated December 17, 2020 between the Registrant and Cavalier Investments, LLC (d/b/a Adaptive Investments), as investment advisor for the Adaptive Alpha Opportunities ETF, Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and Adaptive Tactical Rotation ETF is incorporated herein by reference to Post-Effective Amendment No. 373 to the Registration Statement filed on January 12, 2021.
(d)(1)(ii)	Amended and Restated Appendix A dated September 9, 2021 to the Investment Advisory Agreement dated December 17, 2020 between the Registrant and Cavalier Investments, LLC (d/b/a Adaptive Investments), as investment advisor for the Adaptive Alpha Opportunities ETF, Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and Adaptive Tactical Rotation ETF is incorporated herein by reference to Post-Effective Amendment No. 417 to the Registration Statement filed on March 29, 2022.
(d)(1)(iii)	Investment Advisory Agreement dated March 9, 2023 between the Registrant and Cavalier Investments, LLC (d/b/a Adaptive Investments), as investment advisor for the RH Hedged Multi-Asset Income (Cayman) Fund Ltd., a subsidiary of Adaptive Hedged Multi-Asset Income ETF, is incorporated herein by reference to Post-Effective Amendment Number 434 to the Registration Statement filed on June 9, 2023.
(d)(2)	Investment Advisory Agreement dated April 28, 2011 between the Registrant and Grimaldi Portfolio Solutions, Inc., as investment advisor for the Sector Rotation Fund, is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement filed on June 27, 2011.
(d)(3)	Investment Advisory Agreement dated August 1, 2024 between the Registrant and Deschutes Portfolio Strategy, LLC d/b/a Matisse Capital, as investment advisor for the Matisse Discounted Closed-End Fund Strategy, is incorporated herein by reference to Post-Effective Amendment No. 440 to the Registration Statement filed on July 29, 2024.
(d)(4)	Investment Advisory Agreement dated August 1, 2024 between the Registrant and Deschutes Portfolio Strategy, LLC d/b/a Matisse Capital, as investment advisor for the Matisse Discounted Bond CEF Strategy, is incorporated herein by reference to Post-Effective Amendment No. 440 to the Registration Statement filed on July 29, 2024.
(d)(5)	Investment Sub-Advisory Agreement dated December 17, 2020 between Cavalier Investments, LLC (d/b/a Adaptive Investments) and Bluestone Capital Management, LLC, as sub-advisor for the Adaptive Alpha Opportunities ETF is incorporated herein by reference to Post-Effective Amendment No. 373 to the Registration Statement filed on January 12, 2021.

(e)(1)	Distribution Agreement dated May 28, 2026 between the Registrant and Paralel Distributors LLC, as distributor for each mutual fund series of the Trust, is incorporated herein by reference to Post-Effective Amendment No. 447 to the Registration Statement filed on July 29, 2026.
(e)(2)	ETF Distribution Agreement dated May 28, 2026 between the Registration and Paralel Distributors LLC, as distributor for each ETF series of the Trust, is incorporated herein by reference to Post-Effective Amendment No. 447 to the Registration Statement filed on July 29, 2026.
(f)	Not Applicable.
(g)(1)(i)	Custody Agreement dated December 9, 2011, between the Registrant, UMB Bank, n.a., and The Nottingham Company (“Custody Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registration Statement filed on September 28, 2015.
(g)(1)(ii)	Amended and Restated Appendix A dated September 11, 2019 to the Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company is incorporated herein by reference to Post-Effective Amendment No. 350 filed on December 27, 2019.
(g)(1)(iii)	Amended and Restated Appendix B dated November 1, 2022 to the Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company is incorporated herein by reference to Post-Effective Amendment No. 429 to the Registration Statement filed on December 29, 2022.
(g)(1)(iv)	Rule 17f-5 Delegation Agreement dated October 21, 2019 between the Registrant and UMB Bank, n.a., is incorporated herein by reference to Post-Effective Amendment No. 350 filed on December 27, 2019.
(g)(1)(v)	Amended and Restated Appendix dated November 1, 2022 to Rule 17f-5 Delegation Agreement dated October 21, 2019 between the Registrant and UMB Bank, n.a., is incorporated herein by reference to Post-Effective Amendment No. 429 to the Registration Statement filed on December 29, 2022.
(h)(1)	Fund Accounting and Administration Agreement dated April 15, 2016, as amended March 9, 2023, between the Registrant and The Nottingham Company, as administrator for the Registrant (“Fund Accounting and Administration Agreement”), is incorporated herein by reference to Post-Effective Amendment No. 432 to the Registration Statement filed on April 28, 2023.
(h)(2)(i)	Dividend Disbursing and Transfer Agent Agreement dated December 8, 2014 between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant, (“Dividend Disbursing and Transfer Agent Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 190 to the Registration Statement filed on December 11, 2014.
(h)(2)(ii)	Amended and Restated Schedule 1 dated December 5, 2024 to Dividend Distributing and Transfer Agent Agreement dated December 8, 2014 between the Registrant and Nottingham Shareholder Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 444 to the Registration Statement filed on July 29, 2025.
(h)(3)(i)	ETF Dividend Disbursing and Transfer Agent Agreement dated September 24, 2020 between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the ETFs of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 388 filed on July 20, 2021.
(h)(3)(ii)	Amended and Restated Schedule 1 dated September 9, 2021 to the ETF Dividend Disbursing and Transfer Agent Agreement dated September 24, 2020 between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the ETFs of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 417 to the Registration Statement filed on March 29, 2022.
(h)(4)	Expense Limitation Agreement dated October 1, 2024 between the Registrant and Cavalier Investments, LLC (d/b/a Adaptive Investments), as investment advisor for the Adaptive ETFs is incorporated herein by reference to Post-Effective Amendment No. 442 to the Registration Statement filed on September 27, 2024.

(h)(5)	Expense Limitation Agreement dated January 26, 2024 between the Registrant and Grimaldi Portfolio Solutions, Inc., as investment advisor for the Sector Rotation Fund, is incorporated herein by reference to Post-Effective Amendment No. 443 to the Registration Statement filed on January 28, 2025.
(h)(6)	Compliance Services Agreement dated March 31, 2020, as amended March 6, 2025 between the Registrant and The Nottingham Company, on behalf of each series of the Trust, is incorporated herein by reference to Post-Effective Amendment No. 444 to the Registration Statement filed on July 29, 2025.
(h)(7)	Fund of Funds Investment Agreement between The Herzfeld Caribbean Basin Fund, Inc. and the Registrant, on behalf of its series, the Matisse Discounted Closed-End Fund Strategy is incorporated herein by reference to Post-Effective Amendment No. 444 to the Registration Statement filed on July 29, 2025.
(i)(1)	Opinion of Counsel is incorporated herein by reference to Post-Effective Amendment No. 439 to the Registration Statement filed on May 30, 2024.
(i)(2)	Consent of Counsel is filed herewith.
(j)	Not applicable.
(k)	Not applicable.
(l)(1)	Initial Subscription Agreement for the Matisse Discounted Closed-End Fund Strategy is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registration Statement filed on October 22, 2012.
(l)(2)	Initial Subscription Agreement for Matisse Discounted Bond CEF Strategy is incorporated herein by reference to Post-Effective Amendment No. 302 to the Registration Statement filed on August 3, 2018.
(l)(3)	Initial Subscription Agreement for the Adaptive Alpha Opportunities ETF is incorporated herein by reference to Post-Effective Amendment No. 373 to the Registration Statement filed on January 12, 2021.
(l)(4)	Initial Subscription Agreement for the Adaptive Hedged Multi-Asset Income ETF is incorporated herein by reference to Post-Effective Amendment No. 392 to the Registration Statement filed on August 23, 2021.
(l)(5)	Initial Subscription Agreement for the RH Tactical Outlook ETF is incorporated herein by reference to Post-Effective Amendment No. 392 to the Registration Statement filed on August 23, 2021.
(l)(6)	Initial Subscription Agreement for the Adaptive Tactical Rotation ETF is incorporated herein by reference to Post-Effective Amendment No. 392 to the Registration Statement filed on August 23, 2021.
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant is incorporated herein by reference to Post-Effective Amendment No. 427 to the Registration Statement filed on September 28, 2022.
(p)(2)	Code of Ethics for Adaptive Investments, investment advisor to the Adaptive ETFs, is incorporated herein by reference to Post-Effective Amendment No. 427 to the Registration Statement filed on September 28, 2022.
(p)(3)	Code of Ethics for Grimaldi Portfolio Solutions, Inc., investment advisor to the Sector Rotation Fund, is incorporated herein by reference to Post-Effective Amendment No. 446 to the Registration Statement filed on January 28, 2026.
(p)(4)	Code of Ethics for Deschutes Portfolio Strategy, LLC, d/b/a Matisse Capital, investment advisor to the Matisse Discounted Closed-End Strategy and Matisse Discounted Bond CEF Strategy, is incorporated herein by reference to Post-Effective Amendment No. 447 to the Registration Statement filed on July 29, 2026.
(p)(5)	Code of Ethics for Paralel Distributors LLC, distributor for each series of the Trust, is incorporated herein by reference to Post-Effective Amendment No. 447 to the Registration Statement filed on July 29, 2026.
(p)(6)	Code of Ethics for Bluestone Capital Management, LLC, investment sub-advisor to the Adaptive Alpha Opportunities ETF, is incorporated herein by reference to Post-Effective Amendment No. 445 to the Registration Statement filed on September 26, 2025.
(q)(1)	Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 350 filed on December 27, 2019.
(q)(2)	Power of Attorney for Marilou Kruse is filed herewith.

ITEM 29. Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant’s Trust Instrument contains the following provisions:

Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a)          Subject to the exceptions and limitations contained in Subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)          as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)          No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)          in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)          The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)          To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)          Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into the following agreements: Investment Advisory Agreements, Investment Sub-Advisory Agreements, and Distribution Agreements. These agreements provide indemnification for those entities and their respective affiliates. Certain personnel of the Advisors, Distributor or Administrator may serve as trustees and/or officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 31. Business and other Connections of the Investment Advisor

(a)   Cavalier Investments, LLC (d/b/a Adaptive Investments) serves as the investment adviser to the Adaptive Alpha Opportunities ETF, Adaptive Hedged Multi-Asset Income ETF, RH Hedged Multi-Asset Income (Cayman) Fund Ltd., a subsidiary of Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and Adaptive Tactical Rotation ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Cavalier Investments, LLC and its directors, officers or partners during the past two years is included in Cavalier Investments, LLC’s Form ADV filed with the SEC (File No. 801-106545) and is incorporated herein by reference.

(b)   Grimaldi Portfolio Solutions, Inc. serves as the investment adviser to the Sector Rotation Fund. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Grimaldi Portfolio Solutions, Inc. and its directors, officers or partners during the past two years is included in Grimaldi Portfolio Solutions, Inc.’s Form ADV filed with the SEC (File No. 801-51163) and is incorporated herein by reference.

(c)   Deschutes Portfolio Strategy, LLC d/b/a Matisse Capital serves as the investment adviser to the Matisse Discounted Closed-End Fund Strategy and Matisse Discounted Bond CEF Strategy. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Deschutes Portfolio Strategy, LLC and its directors, officers or partners during the past two years is included in Deschutes Portfolio Strategy, LLC’s Form ADV filed with the SEC (File No. 801-72004) and is incorporated herein by reference.

(d)   Bluestone Capital Management, LLC serves as the investment sub-adviser to the Adaptive Alpha Opportunities ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Bluestone Capital Management, LLC and its directors, officers or partners during the past two years is included in Bluestone Capital Management, LLC’s Form ADV filed with the SEC (File No. 801-77657) and is incorporated herein by reference.

ITEM 32. Principal Underwriter

(a)   Paralel Distributors LLC is underwriter and distributor for the Registrant, Spinnaker ETF Series, Amana Mutual Funds Trust (3 series), Collaborative Investment Series Trust (7 series); Reaves Utility Income Fund (ATM Offering), Cullen Funds (6 series), Elevation Series Trust (38 series); Coller Secondaries Private Equity Opportunities Fund, Coller Private Credit Secondaries Fund; HarbourVest Private Investments Fund; Shelton Funds (1 series), PFS Funds (5 series), Azzad Funds Trust (2 series), Pre-IPO and Growth Fund, Corgi ETF Trust I (2 series), Corgi ETF Trust II (37 series), Spend Life Wisely Funds Investment Trust (2 series), Octagon XAI CLO Income Fund, and XAI Octagon Floating Rate & Alternative Income Trust (ATM Offering).

(b)   Set forth below is information concerning each director and officer of the Distributor. The principal business address of the Distributor and each such person is 1700 Broadway, Suite 2100, Denver, CO 80290.

(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant

Brad Swenson	President, Chief Compliance Officer, FINOP	None
Jeremy May	Chief Executive Officer	None
Christopher Moore	General Counsel	None

(c)   Not applicable.

ITEM 33. Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (“Records”) at the offices of The Nottingham Company, 116 S. Franklin Street, Rocky Mount, NC 27804.

(b)	UMB Bank, n.a. maintains all Records relating to its service as custodian to certain series of the Registrant at its offices located at 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106.

(c)	The Nottingham Company maintains all Records related to its services as administrator and fund accountant to the Registrant at its offices located at 116 South Franklin Street, Rocky Mount, North Carolina 27804.

(d)	Nottingham Shareholder Services, LLC maintains all Records related to its services as dividend disbursing and transfer agent to the Registrant at 116 South Franklin Street, Rocky Mount, North Carolina 27804.

(e)	Cavalier Investments, LLC (d/b/a Adaptive Investments) maintains all Records related to its services as investment advisor to the Adaptive Alpha Opportunities ETF, Adaptive Hedged Multi-Asset Income ETF, RH Hedged Multi-Asset Income (Cayman) Fund Ltd., a subsidiary of Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and Adaptive Tactical Rotation ETF at its offices located at 12600 Deerfield Drive, Suite 100, Alpharetta, GA 30004.

(f)	Bluestone Capital Management, LLC maintains all Records related to its services as investment sub-advisor to the Adaptive Alpha Opportunities ETF at its offices located at 37 West Avenue, Suite 301, Wayne, PA 19087.

(g)	Deschutes Portfolio Strategy, LLC d/b/a Matisse Capital maintains all Records related to its services as investment advisor to the Matisse Discounted Closed-End Fund Strategy and Matisse Discounted Bond CEF Strategy at its offices located at 15350 SW Sequoia Parkway, Suite 260, Portland, Oregon 97224.

(h)	Grimaldi Portfolio Solutions, Inc. maintains all Records related to its services as investment advisor to the Sector Rotation Fund at its offices located at 1207 Route 9, Suite 10, Wappingers Falls, NY 12590.

ITEM 34. Management Services

None.

ITEM 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 9th day of November 2026.

STARBOARD INVESTMENT TRUST

By:	/s/ Katherine M. Honey*
Katherine M. Honey
President and Principal Executive Officer Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ James H. Speed, Jr.*	Trustee and Chairman	November 9, 2026
James H. Speed, Jr.

/s/ J. Buckley Strandberg*	Trustee	November 9, 2026
J. Buckley Strandberg

/s/Theo H. Pitt, Jr.*	Trustee	November 9, 2026
Theo H. Pitt, Jr.

/s/ Katherine M. Honey*	President and Principal Executive Officer	November 9, 2026
Katherine M. Honey

/s/ Marilou Kruse*	Treasurer, Principal Financial Officer,	November 9, 2026
Marilou Kruse	and Principal Accounting Officer

/s/ Katherine M. Honey

*By: Katherine M. Honey

Attorney-in-Fact pursuant to Powers of Attorney dated December 12, 2019 incorporated by reference to Post-Effective Amendment No. 350 filed on December 27, 2019 and pursuant to Power of Attorney filed herewith.

Exhibit Index

(i)(2)	Consent of Counsel
(q)(2)	Power of Attorney for Marilou Kruse